Janus Aspen Protected Series - Growth | Institutional Shares
PORTFOLIO SUMMARY Janus Aspen Protected Series – Growth
INVESTMENT OBJECTIVE
Protected Series – Growth seeks long-term growth of capital and capital preservation.
FEES AND EXPENSES OF THE PORTFOLIO
This table describes the fees and expenses that you may pay if you buy and hold Shares of the Portfolio. Owners of variable insurance contracts that invest in the Shares should refer to the variable insurance contract prospectus for a description of fees and expenses, as the following table and examples do not reflect deductions at the separate account level or contract level for any charges that may be incurred under a contract. Inclusion of these charges would increase the fees and expenses described below.
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Janus Aspen Protected Series - Growth Institutional Shares
Management Fees		0.64%
Other Expenses	[1]	1.17%
Capital Protection Fee		0.75%
Remaining Other Expenses		0.42%
Total Annual Fund Operating Expenses	[2]	1.81%
Fee Waiver	[2]	0.27%
Net Annual Fund Operating Expenses After Fee Waiver	[2]	1.54%
[1]	Since the Portfolio is new, Other Expenses are based on the estimated expenses that the Portfolio expects to incur in its initial fiscal period.
[2]	Janus Capital has contractually agreed to waive the Portfolio's total annual fund operating expenses (excluding brokerage commissions; interest; dividends; taxes; and extraordinary expenses including, but not limited to, acquired fund fees and expenses) to between 1.38% and 1.53%, depending on the amount of the capital protection fee. The contractual waiver may be terminated or modified prior to May 1, 2013 only at the discretion of the Portfolio's Board of Trustees.

EXAMPLE:
The following Example is based on expenses without waivers. The Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, reinvest all dividends and distributions, and then redeem all of your Shares at the end of each period. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses, including the maximum amount of the capital protection fee, without waivers, remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Expense Example, By Year, Column [Text]	1 Year	3 Years
Janus Aspen Protected Series - Growth Institutional Shares	Institutional Shares	184	569

Portfolio Turnover:
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Portfolio’s performance.
PRINCIPAL INVESTMENT STRATEGIES

The Portfolio seeks growth of capital to the extent consistent with maintaining protection against significant downside movement of the net asset value (“NAV”) per share of each share class of the Portfolio. Specifically, the portfolio manager manages the Portfolio’s assets in an effort to ensure that the NAV for any share class will not fall below 80% of the highest NAV attained separately by each share class during the life of the Portfolio, reduced for dividends, distributions, any extraordinary expenses, and certain extraordinary items (for each share class, the “Protected NAV”). A reduction of the NAV can be described further by using distributions as an example. In the event the Portfolio declares dividends from net investment income and capital gains distributions, which normally occurs in June and December, the Protected NAV per share will be adjusted down so that the relative protection level remains at the level in place prior to the distribution. While the Protected NAV per share is changed as a result of a distribution, the protected value of your account balance does not change, assuming the reinvestment of the distribution. For example, on a day the highest NAV per share of a share class is reached at $11.00, the Protected NAV per share is set at $8.80, which is 80% of the highest NAV per share. When the highest NAV per share increases to $12.50, the Protected NAV per share is set at $10.00, which is 80% of the highest NAV. On a day the NAV per share is $12.00, the Portfolio declares a per share distribution of $1.00. The result of the distribution is that the NAV per share is reduced from $12.00 to $11.00. The Protected NAV per share is also reduced so that the Protected NAV per share is the same relative to the post-distribution NAV per share of $11.00 as it was to the pre-distribution NAV per share of $12.00. The Protected NAV per share of $10.00 was 83.3% of the pre-distribution NAV per share of $12.00 per share and the post-distribution Protected NAV per share is adjusted to $9.17, which is 83.3% of the post-distribution NAV per share. Additional information regarding how the Protected NAV per share is adjusted following a distribution is included in Appendix A. The reduction for extraordinary expenses and extraordinary items from the NAV would have a similar result on the Protected NAV.

In general, protection for the Portfolio means, as the NAV per share for a share class rises, the Protected NAV also rises and becomes the new Protected NAV regardless of whether the share class’ NAV per share subsequently declines or fails to achieve a new high threshold. However, as a share class’ NAV declines towards the Protected NAV, more of the Portfolio’s assets will be comprised of cash and other investments, called the “Protection Component,” as further described below. The fees and expenses that you pay as an owner of a variable insurance contract have no impact on the NAV or the Protected NAV of the Portfolio.

In order to minimize the effect of equity market volatility on the NAV per share for a share class, the Portfolio allocates its assets between two investment components. Through its first component, the “Equity Component,” the Portfolio seeks to achieve growth of capital by investing primarily in common stocks selected for their growth potential. Although the Portfolio may invest in companies of any size, it generally invests in larger, more established companies. The Equity Component may also consist of derivatives such as swaps, futures, and options. Through its second component, the “Protection Component,” the Portfolio seeks to limit downside risk by investing in cash and other investments including, but not limited to, money market instruments, U.S. Treasuries, and other equity market risk reducing instruments, such as short index futures. Due to equity market conditions and the Portfolio’s overall risk profile, the amount of Portfolio assets allocated to the Protection Component may, at times, be significant. The Portfolio’s allocation between the Equity Component and the Protection Component will vary over time. Up to 100% of assets may be allocated to either component.

The portfolio manager applies a “bottom up” approach in choosing common stock investments for the Equity Component. In other words, the portfolio manager looks at companies one at a time to determine if a company is an attractive investment opportunity and if it is consistent with the Portfolio’s investment policies. As part of the Equity Component, the Portfolio may invest in foreign equity and debt securities, which may include investments in emerging markets.

As noted above, the Portfolio may also invest the assets of either component in derivatives, which are instruments that have a value derived from or directly linked to an underlying asset, such as stocks, bonds, commodities, currencies, interest rates, or market indices, as substitutes for securities in which the Portfolio invests. The Portfolio may invest in derivative instruments (by taking long and/or short positions) including, but not limited to, swaps, futures, and over-the-counter and exchange-traded put or call options for various purposes, including hedging, to increase or decrease the Portfolio’s exposure to a particular market, to manage or adjust the risk profile of the Portfolio related to an investment or currency exposure, to earn income and enhance returns, and/or to invest in volatility (such as exposure to a volatility index). The Portfolio’s exposure to derivatives will vary, is not limited to those derivatives listed, and could be significant at times. For more information on the Portfolio’s use of derivatives, refer to the Portfolio’s shareholder reports and Form N-Q reports, which are filed with the Securities and Exchange Commission, when available.

In an effort to protect against significant downward movement of the NAV per share for a share class, the Portfolio has entered into a Capital Protection Agreement with BNP Paribas Prime Brokerage, Inc., a U.S. registered broker-dealer (the “Capital Protection Provider”). Pursuant to the Capital Protection Agreement, under certain conditions, the Capital Protection Provider will provide capital protection to the Portfolio (the “Protection”) in the event that either share class’ NAV per share falls below its Protected NAV. Either share class falling below its Protected NAV will trigger the Protection and liquidation of the Portfolio and each of its share classes, regardless of whether the NAV of the other share class is above its Protected NAV.

The Capital Protection Provider has agreed to initially extend $500 million in aggregate protection coverage to the Portfolio with such amount being reviewed periodically to determine whether additional coverage is necessary or available to support the Portfolio’s rising assets (the “Maximum Settlement Amount”). As such, under the Capital Protection Agreement, the NAV of each share class is protected to at least the Protected NAV for such share class, subject to an aggregate limit on the overall payout to the Portfolio of the Maximum Settlement Amount. In the event that the Protection is triggered, meaning at least one share class’ NAV is below its Protected NAV, the Capital Protection Provider is obligated to pay the Portfolio the “Settlement Amount,” which is the lesser of (i) the sum of the shortfall amounts per share class (the “Aggregate Shortfall Amount”) and (ii) the Maximum Settlement Amount. For each share class, the shortfall amount is calculated by first establishing, among those share classes that have a NAV below their Protected NAV, the highest percentage difference among all of those share classes between the Protected NAV per share and the then-current NAV per share, and applying that percentage to each Portfolio share class’ then-current NAV per share. The Aggregate Shortfall Amount is thus allocated on a pro rata basis to each share class.

In order to comply with the terms of the Capital Protection Agreement, the Portfolio must provide certain information to the Capital Protection Provider and the portfolio manager is required to manage the Portfolio within certain risk parameters as identified on a daily basis by the Capital Protection Provider based on a risk allocation methodology. This risk allocation methodology factors in, among other things, market volatility, the Portfolio’s exposure to industries, sectors, or countries, and liquidity of the Portfolio’s holdings. In general, as equity markets are rising, the Portfolio’s allocation to the Equity Component will rise with a goal of taking advantage of any potential future market increase, and as equity markets are falling, the portfolio manager will allocate more of the Portfolio’s assets to the Protection Component in an effort to protect the Portfolio from potential ongoing decreases in the market. The Portfolio’s asset allocation will vary over time depending on equity market conditions and the portfolio composition. As a result, the Portfolio’s allocation to each investment component could change as frequently as daily, resulting in a higher portfolio turnover rate than other mutual funds.

The Capital Protection Agreement has an initial term of 10 years and may be extended for additional 10-year terms by mutual agreement of the Portfolio and the Capital Protection Provider. Under certain circumstances, the Capital Protection Agreement may be terminated prior to the expiration of any effective term, which in any case would become the “Termination Date.” Only shareholders who hold their shares on such Termination Date are entitled to receive the Protected NAV from the Portfolio on the Termination Date. In the event of such termination of the Capital Protection Agreement, the Portfolio will terminate and will commence the liquidation process and the Capital Protection Provider will pay the Portfolio any amounts due related to the Protection. This Prospectus serves as advance notice to you of any such liquidation process. There are limited circumstances in which the Protection also terminates on the Termination Date, meaning the Capital Protection Provider is not obligated to pay any amounts to the Portfolio even where the NAV of a share class is below its Protected NAV. These circumstances are described further below under “Principal Investment Risks” as “Capital Protection Termination Risk.”

In the event the Protection is triggered and the Portfolio proceeds to liquidation, the Portfolio’s assets will no longer be managed in accordance with the investment objective and principal investment strategies described herein. Rather, the Portfolio’s assets will be converted to cash and cash equivalents and the proceeds, together with the payment from the Capital Protection Provider, if any, will be managed in an effort to maintain at least the Portfolio’s NAV as of the Termination Date. As such, the portfolio manager may decide to maintain the Portfolio’s cash position and/or invest in similar investments, including, but not limited to, overnight repurchase agreements. While the Portfolio is intended to be managed by the portfolio manager to maintain the NAV as of the Termination Date, it is important to understand that after the Termination Date, your investment will no longer be protected at 80% of the highest NAV attained by your share class, and as a result, you could lose money. The Portfolio’s assets will remain in cash and cash equivalents until the Portfolio is liquidated, which will occur as soon as practicable after the Termination Date, but no later than 120 days after the Termination Date.

It is important to understand that the Capital Protection Agreement is a financial product that is intended to protect the Portfolio against significant market declines and does not in any way constitute any form of insurance. The Capital Protection Agreement and the Protection it offers is separate from, and unrelated to, any benefit provided by the insurance company or qualified plan through which you hold your shares. In addition, the Capital Protection Provider is not an insurance company or an insurance provider, nor is it acting as an adviser or subadviser for the Portfolio.

PRINCIPAL INVESTMENT RISKS

The biggest risk is that the Portfolio’s returns will vary, and you could lose money, despite the Capital Protection Agreement. Common stocks tend to be more volatile than many other investment choices. Because the NAV per share for a share class is protected to at least 80%, and not 100%, of its highest attained NAV since the inception of the share class (as reduced to account for dividends, distributions, any extraordinary expenses, and certain extraordinary items), it is possible that in the event that equity markets fall, you could lose money, even if the Protection is triggered. In addition, if the Capital Protection Agreement does not work as intended or has been terminated, you could lose money. Because the Protected NAV is reduced by dividends, distributions, any extraordinary expenses, and certain extraordinary items, the amount of Protection could be less than 80% of the highest attained NAV for your class of shares, meaning the Protected NAV does not become a static number that only increases. To the extent that the protected amount owed to the Portfolio exceeds the Maximum Settlement Amount ($500 million), none of the Portfolio, Janus Capital, any affiliate thereof, or any insurance company or other financial intermediary offering the shares will cover any shortfall amount, so you could lose money including amounts that would have otherwise been protected.

The Protected NAV for each share class will be posted on the Janus websites at janus.com/variable-insurance. Any change to the Protected NAV is expected to be updated within one business day. Because either share class falling below its Protected NAV can alone trigger the Protection and liquidation of the Portfolio, shareholders should review the Protected NAV for each share class prior to purchasing shares of this Portfolio, keeping in mind that each share class has different fees and expenses that impact the NAV.

Allocation Risk. Because there are risk parameters within which the portfolio manager must manage the Portfolio’s assets in order to maintain the Protection, the Portfolio’s ability to take certain investment actions that the portfolio manager might otherwise take may be limited. More specifically, complying with the provisions of the Capital Protection Agreement may impact the Portfolio’s allocation of assets to and within the Equity Component during the life of the Portfolio, may not allow the Portfolio to be fully invested in the Equity Component, and/or may affect the portfolio manager’s ability to respond to changing equity market conditions. This could limit the Portfolio’s ability to capture certain market gains when the allocations are more heavily weighted to the Protection Component. Conversely, as equity markets are rising or displaying signs of relative stability, the Portfolio may have more of the portfolio weighted towards assets considered to have higher risk which could increase the potential for loss of return for the Portfolio. Generally, the risk parameters may lead the portfolio manager to take certain investment actions that he otherwise would not take when allocating the Portfolio’s assets between and within the Equity Component and the Protection Component. This allocation process can have an adverse effect on the performance of the Portfolio, especially during periods of increased equity market volatility. The risk allocation methodology is designed so that the NAV of each share class does not fall below its Protected NAV and, if successful, protection payments are not triggered. It is possible, however, that the risk allocation methodology may not work as designed or intended and may cause the Portfolio to trigger the Protection, resulting in the termination of the Portfolio. In addition, the allocation of the Portfolio’s assets between and within the Equity Component and the Protection Component will likely result in a high portfolio turnover rate and additional transaction costs, such as brokerage commissions, which can impact the Portfolio’s returns. Because the portfolio manager allocates the Portfolio’s assets between and within the Equity Component and Protection Component daily according to a risk allocation methodology, there is the risk that a sudden intraday market drop may occur before the Portfolio’s Equity Component exposure can be reduced. Additionally, if the Portfolio fails to allocate its assets according to the risk allocation methodology, the Capital Protection Provider will have the option to terminate the Capital Protection Agreement, resulting in the Portfolio allocating 100% of its assets solely to cash and the commencement of the Portfolio’s liquidation process. Under these circumstances, the Capital Protection Provider will pay any amounts it is obligated to pay to the Portfolio.

Market Underperformance Risk. The Portfolio’s use of the risk allocation methodology and the resulting allocation between and within the Equity Component and the Protection Component may cause the Portfolio to underperform its primary benchmark and/or other similarly situated growth funds. This underperformance may be a result of the portfolio manager’s inability to reallocate Portfolio assets to respond to rising equity market conditions as quickly as another fund that invests primarily in equity securities. In addition, to maintain compliance with the risk parameters, the Portfolio may need to liquidate a position, or forego an investment that could have otherwise contributed to Portfolio performance. Under certain circumstances, the Capital Protection Agreement may require that all of the Portfolio’s assets be fully allocated to the Protection Component, thus limiting the upside potential for Portfolio returns during this period. The use of the risk allocation methodology may also impact the Portfolio’s performance in the event that it does not work as intended, potentially subjecting the Portfolio to additional expenses as a result of increased trading or allocating a larger portion of the Portfolio’s assets than necessary to either the Equity Component or Protection Component. Because the Portfolio may reallocate its assets between and within the Equity Component and the Protection Component as frequently as daily, the Portfolio’s reallocation will likely cause it to experience an increase in its portfolio turnover rate resulting in higher costs, which may have a negative effect on the Portfolio’s performance, particularly during periods of relative instability in equity markets. The Portfolio’s payment of the capital protection fee to the Capital Protection Provider may also result in the Portfolio underperforming its primary benchmark and/or other similarly situated growth funds that do not pay a protection fee.

Capital Protection Termination Risk. There is a risk that the Protection could terminate without any obligation of the Capital Protection Provider or the Parent Guarantor to make payment to the Portfolio. The terms and conditions of the Capital Protection Agreement are designed to protect against certain market risks inherent in any equity investment. It does not protect against certain actions or omissions that constitute gross negligence, fraud, bad faith, willful misconduct, or a criminal act on the part of the Portfolio, Janus Capital or certain key employees of Janus Capital, or the Portfolio’s custodian, that negatively impacts a share class’ NAV. Such events will result in the termination of the Protection without any obligation by the Capital Protection Provider, and therefore by the Parent Guarantor, to make any payment to the Portfolio. The Portfolio will commence the liquidation process in these events, and shareholders who continue to hold shares after the Termination Date will not receive the Protected NAV but will instead receive the Portfolio’s then-current NAV at the time their shares are redeemed, which may be lower than the Protected NAV and lower than the price per share of the shareholder’s initial investment. None of the Portfolio, Janus Capital, any affiliate thereof, or any insurance company or other financial intermediary offering the shares is obligated to make any payment to the Portfolio or cover any shortfall. Therefore, in the event that the Protection is terminated as a result of such events, you could lose money as a result of the Portfolio losing the Protection under the Capital Protection Agreement, including amounts that would have otherwise been protected. This means that you could receive less than 80% of your investment and will not be reimbursed for any amounts paid under the Capital Protection Agreement.

Early Termination Events Risk. While the Capital Protection Agreement has an initial 10-year term that may be extended, there is a risk that the Capital Protection Agreement could terminate earlier under various scenarios at the option of the Capital Protection Provider, which are considered Early Termination Events. In such events, the Capital Protection Provider will be obligated to make the payment of the Settlement Amount, if due, to the Portfolio and the Portfolio will commence the liquidation process. On the Termination Date, shareholders receive the higher of their Protected NAV or the then-current NAV for their share class, which will include any Settlement Amount due to the Portfolio. Examples of “Early Termination Events” include, but are not limited to (1) if the Portfolio, Janus Capital, or the Portfolio’s custodian, fails to comply with certain terms and conditions of the Capital Protection Agreement, including the failure to reallocate Portfolio assets when such assets fall outside the specified risk parameters, or (2) if the aggregate value of the Portfolio’s shares outstanding results in the Protection exceeding the Maximum Settlement Amount. The Portfolio is also expected to liquidate and the Capital Protection Agreement will terminate if, pursuant to the terms of the Capital Protection Agreement, the Protection is triggered. In addition, to the extent that the introduction of laws or a change of law, in each case, not known as of the date of the Capital Protection Agreement, results in a new or increased cost of capital or collateral for the Capital Protection Provider or its parent company, the Portfolio’s Board of Trustees will make a determination whether to approve the Portfolio paying such increased costs to the Capital Protection Provider or to terminate the Capital Protection Agreement. Only shareholders who hold their shares on the Termination Date are entitled to receive the Protected NAV from the Portfolio on the Termination Date. Shareholders who redeem prior to the Termination Date receive the then-current NAV which will be higher than the Protected NAV for their share class and will not include any payment of the Protection.

Maximum Settlement Amount Risk. The Capital Protection Agreement currently covers the outstanding shares of each class of shares offered by the Portfolio having an aggregate protected amount up to an initial value of $500 million. If the Maximum Settlement Amount exceeds $500 million without any additional coverage being extended to the Portfolio, the Capital Protection Provider will not be liable for any Settlement Amount payment in excess of $500 million. None of the Portfolio, Janus Capital, any affiliate thereof, or any insurance company or other financial intermediary offering the shares will be responsible for any portion of the Settlement Amount, including any amounts which may exceed the Maximum Settlement Amount. Therefore, although the Protection applies, you could lose money to the extent the Aggregate Shortfall Amount exceeds the Maximum Settlement Amount including amounts that would have otherwise been protected. This means that you could receive less than 80% of your investment. In any event, as the Portfolio’s assets grow, the Portfolio intends to take such actions as may be deemed necessary, including limiting shareholder purchases, to limit the Aggregate Shortfall Amount to a level so that it does not exceed the Maximum Settlement Amount, but there is no guarantee that such efforts will be successful. There is no guarantee that the Capital Protection Provider will agree to extend coverage beyond $500 million.

Liquidation Risk. Although the risk allocation methodology is designed so that the NAV of each share class does not fall below its Protected NAV, there is the possibility that the risk allocation methodology may not work as designed or redemptions, particularly a large redemption, may impact the allocation process, and the NAV of either share class falls below its Protected NAV. If this happens, it is expected that the Portfolio will receive payment of the Settlement Amount from the Capital Protection Provider, if due, and commence the liquidation process as soon as possible following the event. The NAV of one share class falling below its Protected NAV will result in the Protection being triggered and, as a result, the liquidation of the entire Portfolio, even though the NAV of the other share class remains at or above its Protected NAV. Other events described in this Prospectus may, at the discretion of the Portfolio or Capital Protection Provider, as applicable, also terminate the Capital Protection Agreement resulting in payment of the Settlement Amount and liquidation of the Portfolio. In the event the Protection is triggered and the Portfolio begins the liquidation process, no other purchases will be permitted (except automated or scheduled purchases, as permitted by Janus Capital), and the payment of redemption proceeds may be temporarily suspended (not to exceed seven calendar days), likely from the day the Protection is triggered. As the Portfolio proceeds to liquidation, shareholders will receive the higher of their Protected NAV or the then-current NAV for their share class, which will include any Settlement Amount due to the Portfolio. Redemptions are taxable events. This Prospectus serves as advance notice to shareholders of any rejection of purchases, suspension of the payment of redemption proceeds, and liquidation of the Portfolio. In the event that the Capital Protection Agreement is terminated and the Portfolio begins the liquidation process, Janus Capital will make such information available at janus.com/variable-insurance. Notice of the Portfolio liquidation will otherwise be provided by the insurance company or qualified plan through which you hold your shares.

Liquidation Strategy Risk. In addition, beginning on the Termination Date, the Portfolio’s assets will be converted to cash and cash equivalents and the proceeds, together with the payment from the Capital Protection Provider, if any, will be managed as cash or similar investments in an effort to maintain the Portfolio’s NAV. Because there is no guarantee that this strategy will be successful in maintaining the Portfolio’s NAV and because the capital protection will no longer be in place for the Portfolio, you could lose money, including money that was previously protected. Since the Portfolio may not liquidate for up to 120 days after the Termination Date, shareholders could receive a NAV below the Protected NAV.

Opportunity Cost Risk. It is possible that under the terms of the Capital Protection Agreement, the Portfolio’s allocation to the Equity Component could drop to a low level or be eliminated altogether, especially during periods of heightened volatility in equity markets. This would reduce the Portfolio’s ability to participate in upward equity market movements, and therefore, represents loss of opportunity compared to a portfolio that is fully invested in equity securities.

Counterparty Risk (Capital Protection Provider and its Parent Company). A shareholder’s ability to receive the Protected NAV from the Portfolio is dependent on the Portfolio’s ability to collect the Settlement Amount from the Capital Protection Provider pursuant to the terms of the Capital Protection Agreement or from the Capital Protection Provider’s parent under a separate parent guaranty. Portfolio transactions involving a counterparty, such as the Capital Protection Provider, are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Portfolio (“counterparty risk”). Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. As such, the Portfolio’s ability to benefit from the Protection may depend on the Capital Protection Provider’s, as well as its parent company’s, financial condition. As an added measure of protection, BNP Paribas, the parent company of the Capital Protection Provider, has issued an absolute, irrevocable and continuing guaranty pursuant to which it guarantees any and all financial obligations of the Capital Protection Provider under the Capital Protection Agreement. There is, however, a risk that the Capital Protection Provider’s parent company may not fulfill its obligations under the guaranty it has issued.

Market Risk. The value of the Portfolio’s holdings may decrease if the value of an individual company or security, or multiple companies or securities, in the portfolio decreases or if the portfolio manager’s belief about a company’s intrinsic worth is incorrect. Further, regardless of how well individual companies or securities perform, the value of the Portfolio’s holdings could also decrease if there are deteriorating economic or market conditions. The Portfolio’s use of the risk allocation methodology is intended to protect against significant downward movement of the NAV per share for a share class, particularly in times of heightened volatility in the equity markets, but the methodology may not protect the Portfolio if equity markets take a sudden and/or significant fall.

Growth Securities Risk. The Portfolio invests in companies after assessing their growth potential. Securities of companies perceived to be “growth” companies may be more volatile than other stocks and may involve special risks. If the portfolio manager’s perception of a company’s growth potential is not realized, the securities purchased may not perform as expected, reducing the Portfolio’s return. In addition, because different types of stocks tend to shift in and out of favor depending on market and economic conditions, “growth” stocks may perform differently from the market as a whole and other types of securities.

Derivatives Risk. Derivatives can be highly volatile and involve risks in addition to the risks of the underlying referenced securities. Gains or losses from a derivative can be substantially greater than the derivative’s original cost, and can therefore involve leverage. Derivatives can be complex instruments and may involve analysis that differs from that required for other investment types used by the Portfolio. If the value of a derivative does not correlate well with the particular market or other asset class to which the derivative is intended to provide exposure, the derivative may not produce the anticipated result. Derivatives can also reduce the opportunity for gain or result in losses by offsetting positive returns in other investments. Derivatives can be less liquid than other types of investments and entail the risk that the counterparty will default on its payment obligations to the Portfolio. If the counterparty to a derivative transaction defaults, such as the Capital Protection Provider or Parent Guarantor, the Portfolio would risk the loss of the net amount of the payments that it contractually is entitled to receive. To the extent the Portfolio enters into short derivative positions, the Portfolio may be exposed to risks similar to those associated with short sales, including the risk that the Portfolio’s losses are theoretically unlimited.

Foreign Exposure Risk. The Portfolio may have exposure to foreign markets, including emerging markets, which can be more volatile than the U.S. markets. As a result, its returns and net asset value may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country. In some foreign markets, there may not be protection against failure by other parties to complete transactions. It may not be possible for the Portfolio to repatriate capital, dividends, interest, and other income from a particular country or governmental entity. In addition, a market swing in one or more countries or regions where the Portfolio has invested a significant amount of its assets may have a greater effect on the Portfolio’s performance than it would in a more geographically diversified portfolio. The Portfolio’s investments in emerging market countries may involve risks greater than, or in addition to, the risks of investing in more developed countries.

Emerging Markets Risk. The risks of foreign investing mentioned above are heightened when investing in emerging markets. Emerging markets securities involve a number of additional risks, which may result from less government supervision and regulation of business and industry practices (including the potential lack of strict finance and accounting controls and standards), stock exchanges, brokers, and listed companies, making these investments potentially more volatile in price and less liquid than investments in developed securities markets, resulting in greater risk to investors. There is a risk in developing countries that a future economic or political crisis could lead to price controls, forced mergers of companies, expropriation or confiscatory taxation, seizure, nationalization, or creation of government monopolies, any of which may have a detrimental effect on the Portfolio’s investments. In addition, the Portfolio’s investments may be denominated in foreign currencies and therefore, changes in the value of a country’s currency compared to the U.S. dollar may affect the value of the Portfolio’s investments. To the extent that the Portfolio invests a significant portion of its assets in the securities of issuers in or companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region, which could have a negative impact on the Portfolio’s performance. Some of the risks of investing directly in foreign and emerging market securities may be reduced when the Portfolio invests indirectly in foreign securities through various other investment vehicles including derivatives, which also involve specialized risks.

Portfolio Turnover Risk. Increased portfolio turnover may result in higher costs, which may have a negative effect on the Portfolio’s performance. In addition, higher portfolio turnover may result in the acceleration of capital gains and the recognition of greater levels of short-term capital gains, which are taxed at ordinary federal income tax rates when distributed to shareholders. The risk allocation methodology utilized by the Portfolio will likely increase the level of portfolio turnover.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE INFORMATION
The Portfolio does not have a full calendar year of operations. Performance information for certain periods will be included in the Portfolio’s first annual and/or semiannual report.

Janus Aspen Protected Series - Growth | Service Shares
PORTFOLIO SUMMARY Janus Aspen Protected Series – Growth
INVESTMENT OBJECTIVE
Protected Series – Growth seeks long-term growth of capital and capital preservation.
FEES AND EXPENSES OF THE PORTFOLIO
This table describes the fees and expenses that you may pay if you buy and hold Shares of the Portfolio. Owners of variable insurance contracts that invest in the Shares should refer to the variable insurance contract prospectus for a description of fees and expenses, as the following table and examples do not reflect deductions at the separate account level or contract level for any charges that may be incurred under a contract. Inclusion of these charges would increase the fees and expenses described below.
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Janus Aspen Protected Series - Growth Service Shares
Management Fees		0.64%
Distribution/Service (12b-1) Fees		0.25%
Other Expenses	[1]	1.17%
Capital Protection Fee		0.75%
Remaining Other Expenses		0.42%
Total Annual Fund Operating Expenses	[2]	2.06%
Fee Waiver	[2]	0.27%
Net Annual Fund Operating Expenses After Fee Waiver	[2]	1.79%
[1]	Since the Portfolio is new, Other Expenses are based on the estimated expenses that the Portfolio expects to incur in its initial fiscal period.
[2]	Janus Capital has contractually agreed to waive the Portfolio's total annual fund operating expenses (excluding the distribution and shareholder servicing fees; brokerage commissions; interest; dividends; taxes; and extraordinary expenses including, but not limited to, acquired fund fees and expenses) to between 1.38% and 1.53%, depending on the amount of the capital protection fee. The contractual waiver may be terminated or modified prior to May 1, 2013 only at the discretion of the Portfolio's Board of Trustees.

EXAMPLE:
The following Example is based on expenses without waivers. The Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, reinvest all dividends and distributions, and then redeem all of your Shares at the end of each period. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses, including the maximum amount of the capital protection fee, without waivers, remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Expense Example, By Year, Column [Text]	1 Year	3 Years
Janus Aspen Protected Series - Growth Service Shares	Service Shares	209	646

Portfolio Turnover:
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Portfolio’s performance.
PRINCIPAL INVESTMENT STRATEGIES

The Portfolio seeks growth of capital to the extent consistent with maintaining protection against significant downside movement of the net asset value (“NAV”) per share of each share class of the Portfolio. Specifically, the portfolio manager manages the Portfolio’s assets in an effort to ensure that the NAV for any share class will not fall below 80% of the highest NAV attained separately by each share class during the life of the Portfolio, reduced for dividends, distributions, any extraordinary expenses, and certain extraordinary items (for each share class, the “Protected NAV”). A reduction of the NAV can be described further by using distributions as an example. In the event the Portfolio declares dividends from net investment income and capital gains distributions, which normally occurs in June and December, the Protected NAV per share will be adjusted down so that the relative protection level remains at the level in place prior to the distribution. While the Protected NAV per share is changed as a result of a distribution, the protected value of your account balance does not change, assuming the reinvestment of the distribution. For example, on a day the highest NAV per share of a share class is reached at $11.00, the Protected NAV per share is set at $8.80, which is 80% of the highest NAV per share. When the highest NAV per share increases to $12.50, the Protected NAV per share is set at $10.00, which is 80% of the highest NAV. On a day the NAV per share is $12.00, the Portfolio declares a per share distribution of $1.00. The result of the distribution is that the NAV per share is reduced from $12.00 to $11.00. The Protected NAV per share is also reduced so that the Protected NAV per share is the same relative to the post-distribution NAV per share of $11.00 as it was to the pre-distribution NAV per share of $12.00. The Protected NAV per share of $10.00 was 83.3% of the pre-distribution NAV per share of $12.00 per share and the post-distribution Protected NAV per share is adjusted to $9.17, which is 83.3% of the post-distribution NAV per share. Additional information regarding how the Protected NAV per share is adjusted following a distribution is included in Appendix A. The reduction for extraordinary expenses and extraordinary items from the NAV would have a similar result on the Protected NAV.

In general, protection for the Portfolio means, as the NAV per share for a share class rises, the Protected NAV also rises and becomes the new Protected NAV regardless of whether the share class’ NAV per share subsequently declines or fails to achieve a new high threshold. However, as a share class’ NAV declines towards the Protected NAV, more of the Portfolio’s assets will be comprised of cash and other investments, called the “Protection Component,” as further described below. The fees and expenses that you pay as an owner of a variable insurance contract have no impact on the NAV or the Protected NAV of the Portfolio.

In order to minimize the effect of equity market volatility on the NAV per share for a share class, the Portfolio allocates its assets between two investment components. Through its first component, the “Equity Component,” the Portfolio seeks to achieve growth of capital by investing primarily in common stocks selected for their growth potential. Although the Portfolio may invest in companies of any size, it generally invests in larger, more established companies. The Equity Component may also consist of derivatives such as swaps, futures, and options. Through its second component, the “Protection Component,” the Portfolio seeks to limit downside risk by investing in cash and other investments including, but not limited to, money market instruments, U.S. Treasuries, and other equity market risk reducing instruments, such as short index futures. Due to equity market conditions and the Portfolio’s overall risk profile, the amount of Portfolio assets allocated to the Protection Component may, at times, be significant. The Portfolio’s allocation between the Equity Component and the Protection Component will vary over time. Up to 100% of assets may be allocated to either component.

The portfolio manager applies a “bottom up” approach in choosing common stock investments for the Equity Component. In other words, the portfolio manager looks at companies one at a time to determine if a company is an attractive investment opportunity and if it is consistent with the Portfolio’s investment policies. As part of the Equity Component, the Portfolio may invest in foreign equity and debt securities, which may include investments in emerging markets.

As noted above, the Portfolio may also invest the assets of either component in derivatives, which are instruments that have a value derived from or directly linked to an underlying asset, such as stocks, bonds, commodities, currencies, interest rates, or market indices, as substitutes for securities in which the Portfolio invests. The Portfolio may invest in derivative instruments (by taking long and/or short positions) including, but not limited to, swaps, futures, and over-the-counter and exchange-traded put or call options for various purposes, including hedging, to increase or decrease the Portfolio’s exposure to a particular market, to manage or adjust the risk profile of the Portfolio related to an investment or currency exposure, to earn income and enhance returns, and/or to invest in volatility (such as exposure to a volatility index). The Portfolio’s exposure to derivatives will vary, is not limited to those derivatives listed, and could be significant at times. For more information on the Portfolio’s use of derivatives, refer to the Portfolio’s shareholder reports and Form N-Q reports, which are filed with the Securities and Exchange Commission, when available.

In an effort to protect against significant downward movement of the NAV per share for a share class, the Portfolio has entered into a Capital Protection Agreement with BNP Paribas Prime Brokerage, Inc., a U.S. registered broker-dealer (the “Capital Protection Provider”). Pursuant to the Capital Protection Agreement, under certain conditions, the Capital Protection Provider will provide capital protection to the Portfolio (the “Protection”) in the event that either share class’ NAV per share falls below its Protected NAV. Either share class falling below its Protected NAV will trigger the Protection and liquidation of the Portfolio and each of its share classes, regardless of whether the NAV of the other share class is above its Protected NAV. The Capital Protection Provider has agreed to initially extend $500 million in aggregate protection coverage to the Portfolio with such amount being reviewed periodically to determine whether additional coverage is necessary or available to support the Portfolio’s rising assets (the “Maximum Settlement Amount”). As such, under the Capital Protection Agreement, the NAV of each share class is protected to at least the Protected NAV for such share class, subject to an aggregate limit on the overall payout to the Portfolio of the Maximum Settlement Amount. In the event that the Protection is triggered, meaning at least one share class’ NAV is below its Protected NAV, the Capital Protection Provider is obligated to pay the Portfolio the “Settlement Amount,” which is the lesser of (i) the sum of the shortfall amounts per share class (the “Aggregate Shortfall Amount”) and (ii) the Maximum Settlement Amount. For each share class, the shortfall amount is calculated by first establishing, among those share classes that have a NAV below their Protected NAV, the highest percentage difference among all of those share classes between the Protected NAV per share and the then-current NAV per share, and applying that percentage to each Portfolio share class’ then-current NAV per share. The Aggregate Shortfall Amount is thus allocated on a pro rata basis to each share class.

In order to comply with the terms of the Capital Protection Agreement, the Portfolio must provide certain information to the Capital Protection Provider and the portfolio manager is required to manage the Portfolio within certain risk parameters as identified on a daily basis by the Capital Protection Provider based on a risk allocation methodology. This risk allocation methodology factors in, among other things, market volatility, the Portfolio’s exposure to industries, sectors, or countries, and liquidity of the Portfolio’s holdings. In general, as equity markets are rising, the Portfolio’s allocation to the Equity Component will rise with a goal of taking advantage of any potential future market increase, and as equity markets are falling, the portfolio manager will allocate more of the Portfolio’s assets to the Protection Component in an effort to protect the Portfolio from potential ongoing decreases in the market. The Portfolio’s asset allocation will vary over time depending on equity market conditions and the portfolio composition. As a result, the Portfolio’s allocation to each investment component could change as frequently as daily, resulting in a higher portfolio turnover rate than other mutual funds.

The Capital Protection Agreement has an initial term of 10 years and may be extended for additional 10-year terms by mutual agreement of the Portfolio and the Capital Protection Provider. Under certain circumstances, the Capital Protection Agreement may be terminated prior to the expiration of any effective term, which in any case would become the “Termination Date.” Only shareholders who hold their shares on such Termination Date are entitled to receive the Protected NAV from the Portfolio on the Termination Date. In the event of such termination of the Capital Protection Agreement, the Portfolio will terminate and will commence the liquidation process and the Capital Protection Provider will pay the Portfolio any amounts due related to the Protection. This Prospectus serves as advance notice to you of any such liquidation process. There are limited circumstances in which the Protection also terminates on the Termination Date, meaning the Capital Protection Provider is not obligated to pay any amounts to the Portfolio even where the NAV of a share class is below its Protected NAV. These circumstances are described further below under “Principal Investment Risks” as “Capital Protection Termination Risk.”

In the event the Protection is triggered and the Portfolio proceeds to liquidation, the Portfolio’s assets will no longer be managed in accordance with the investment objective and principal investment strategies described herein. Rather, the Portfolio’s assets will be converted to cash and cash equivalents and the proceeds, together with the payment from the Capital Protection Provider, if any, will be managed in an effort to maintain at least the Portfolio’s NAV as of the Termination Date. As such, the portfolio manager may decide to maintain the Portfolio’s cash position and/or invest in similar investments, including, but not limited to, overnight repurchase agreements. While the Portfolio is intended to be managed by the portfolio manager to maintain the NAV as of the Termination Date, it is important to understand that after the Termination Date, your investment will no longer be protected at 80% of the highest NAV attained by your share class, and as a result, you could lose money. The Portfolio’s assets will remain in cash and cash equivalents until the Portfolio is liquidated, which will occur as soon as practicable after the Termination Date, but no later than 120 days after the Termination Date.

It is important to understand that the Capital Protection Agreement is a financial product that is intended to protect the Portfolio against significant market declines and does not in any way constitute any form of insurance. The Capital Protection Agreement and the Protection it offers is separate from, and unrelated to, any benefit provided by the insurance company or qualified plan through which you hold your shares. In addition, the Capital Protection Provider is not an insurance company or an insurance provider, nor is it acting as an adviser or subadviser for the Portfolio.

PRINCIPAL INVESTMENT RISKS

The biggest risk is that the Portfolio’s returns will vary, and you could lose money, despite the Capital Protection Agreement. Common stocks tend to be more volatile than many other investment choices. Because the NAV per share for a share class is protected to at least 80%, and not 100%, of its highest attained NAV since the inception of the share class (as reduced to account for dividends, distributions, any extraordinary expenses, and certain extraordinary items), it is possible that in the event that equity markets fall, you could lose money, even if the Protection is triggered. In addition, if the Capital Protection Agreement does not work as intended or has been terminated, you could lose money. Because the Protected NAV is reduced by dividends, distributions, any extraordinary expenses, and certain extraordinary items, the amount of Protection could be less than 80% of the highest attained NAV for your class of shares, meaning the Protected NAV does not become a static number that only increases. To the extent that the protected amount owed to the Portfolio exceeds the Maximum Settlement Amount ($500 million), none of the Portfolio, Janus Capital, any affiliate thereof, or any insurance company or other financial intermediary offering the shares will cover any shortfall amount, so you could lose money including amounts that would have otherwise been protected.

The Protected NAV for each share class will be posted on the Janus websites at janus.com/variable-insurance. Any change to the Protected NAV is expected to be updated within one business day. Because either share class falling below its Protected NAV can alone trigger the Protection and liquidation of the Portfolio, shareholders should review the Protected NAV for each share class prior to purchasing shares of this Portfolio, keeping in mind that each share class has different fees and expenses that impact the NAV.

Allocation Risk. Because there are risk parameters within which the portfolio manager must manage the Portfolio’s assets in order to maintain the Protection, the Portfolio’s ability to take certain investment actions that the portfolio manager might otherwise take may be limited. More specifically, complying with the provisions of the Capital Protection Agreement may impact the Portfolio’s allocation of assets to and within the Equity Component during the life of the Portfolio, may not allow the Portfolio to be fully invested in the Equity Component, and/or may affect the portfolio manager’s ability to respond to changing equity market conditions. This could limit the Portfolio’s ability to capture certain market gains when the allocations are more heavily weighted to the Protection Component. Conversely, as equity markets are rising or displaying signs of relative stability, the Portfolio may have more of the portfolio weighted towards assets considered to have higher risk which could increase the potential for loss of return for the Portfolio. Generally, the risk parameters may lead the portfolio manager to take certain investment actions that he otherwise would not take when allocating the Portfolio’s assets between and within the Equity Component and the Protection Component. This allocation process can have an adverse effect on the performance of the Portfolio, especially during periods of increased equity market volatility. The risk allocation methodology is designed so that the NAV of each share class does not fall below its Protected NAV and, if successful, protection payments are not triggered. It is possible, however, that the risk allocation methodology may not work as designed or intended and may cause the Portfolio to trigger the Protection, resulting in the termination of the Portfolio. In addition, the allocation of the Portfolio’s assets between and within the Equity Component and the Protection Component will likely result in a high portfolio turnover rate and additional transaction costs, such as brokerage commissions, which can impact the Portfolio’s returns. Because the portfolio manager allocates the Portfolio’s assets between and within the Equity Component and Protection Component daily according to a risk allocation methodology, there is the risk that a sudden intraday market drop may occur before the Portfolio’s Equity Component exposure can be reduced. Additionally, if the Portfolio fails to allocate its assets according to the risk allocation methodology, the Capital Protection Provider will have the option to terminate the Capital Protection Agreement, resulting in the Portfolio allocating 100% of its assets solely to cash and the commencement of the Portfolio’s liquidation process. Under these circumstances, the Capital Protection Provider will pay any amounts it is obligated to pay to the Portfolio.

Market Underperformance Risk. The Portfolio’s use of the risk allocation methodology and the resulting allocation between and within the Equity Component and the Protection Component may cause the Portfolio to underperform its primary benchmark and/or other similarly situated growth funds. This underperformance may be a result of the portfolio manager’s inability to reallocate Portfolio assets to respond to rising equity market conditions as quickly as another fund that invests primarily in equity securities. In addition, to maintain compliance with the risk parameters, the Portfolio may need to liquidate a position, or forego an investment that could have otherwise contributed to Portfolio performance. Under certain circumstances, the Capital Protection Agreement may require that all of the Portfolio’s assets be fully allocated to the Protection Component, thus limiting the upside potential for Portfolio returns during this period. The use of the risk allocation methodology may also impact the Portfolio’s performance in the event that it does not work as intended, potentially subjecting the Portfolio to additional expenses as a result of increased trading or allocating a larger portion of the Portfolio’s assets than necessary to either the Equity Component or Protection Component. Because the Portfolio may reallocate its assets between and within the Equity Component and the Protection Component as frequently as daily, the Portfolio’s reallocation will likely cause it to experience an increase in its portfolio turnover rate resulting in higher costs, which may have a negative effect on the Portfolio’s performance, particularly during periods of relative instability in equity markets. The Portfolio’s payment of the capital protection fee to the Capital Protection Provider may also result in the Portfolio underperforming its primary benchmark and/or other similarly situated growth funds that do not pay a protection fee.

Capital Protection Termination Risk. There is a risk that the Protection could terminate without any obligation of the Capital Protection Provider or the Parent Guarantor to make payment to the Portfolio. The terms and conditions of the Capital Protection Agreement are designed to protect against certain market risks inherent in any equity investment. It does not protect against certain actions or omissions that constitute gross negligence, fraud, bad faith, willful misconduct, or a criminal act on the part of the Portfolio, Janus Capital or certain key employees of Janus Capital, or the Portfolio’s custodian, that negatively impacts a share class’ NAV. Such events will result in the termination of the Protection without any obligation by the Capital Protection Provider, and therefore by the Parent Guarantor, to make any payment to the Portfolio. The Portfolio will commence the liquidation process in these events, and shareholders who continue to hold shares after the Termination Date will not receive the Protected NAV but will instead receive the Portfolio’s then-current NAV at the time their shares are redeemed, which may be lower than the Protected NAV and lower than the price per share of the shareholder’s initial investment. None of the Portfolio, Janus Capital, any affiliate thereof, or any insurance company or other financial intermediary offering the shares is obligated to make any payment to the Portfolio or cover any shortfall. Therefore, in the event that the Protection is terminated as a result of such events, you could lose money as a result of the Portfolio losing the Protection under the Capital Protection Agreement, including amounts that would have otherwise been protected. This means that you could receive less than 80% of your investment and will not be reimbursed for any amounts paid under the Capital Protection Agreement.

Early Termination Events Risk. While the Capital Protection Agreement has an initial 10-year term that may be extended, there is a risk that the Capital Protection Agreement could terminate earlier under various scenarios at the option of the Capital Protection Provider, which are considered Early Termination Events. In such events, the Capital Protection Provider will be obligated to make the payment of the Settlement Amount, if due, to the Portfolio and the Portfolio will commence the liquidation process. On the Termination Date, shareholders receive the higher of their Protected NAV or the then-current NAV for their share class, which will include any Settlement Amount due to the Portfolio. Examples of “Early Termination Events” include, but are not limited to (1) if the Portfolio, Janus Capital, or the Portfolio’s custodian, fails to comply with certain terms and conditions of the Capital Protection Agreement, including the failure to reallocate Portfolio assets when such assets fall outside the specified risk parameters, or (2) if the aggregate value of the Portfolio’s shares outstanding results in the Protection exceeding the Maximum Settlement Amount. The Portfolio is also expected to liquidate and the Capital Protection Agreement will terminate if, pursuant to the terms of the Capital Protection Agreement, the Protection is triggered. In addition, to the extent that the introduction of laws or a change of law, in each case, not known as of the date of the Capital Protection Agreement, results in a new or increased cost of capital or collateral for the Capital Protection Provider or its parent company, the Portfolio’s Board of Trustees will make a determination whether to approve the Portfolio paying such increased costs to the Capital Protection Provider or to terminate the Capital Protection Agreement. Only shareholders who hold their shares on the Termination Date are entitled to receive the Protected NAV from the Portfolio on the Termination Date. Shareholders who redeem prior to the Termination Date receive the then-current NAV which will be higher than the Protected NAV for their share class and will not include any payment of the Protection.

Maximum Settlement Amount Risk. The Capital Protection Agreement currently covers the outstanding shares of each class of shares offered by the Portfolio having an aggregate protected amount up to an initial value of $500 million. If the Maximum Settlement Amount exceeds $500 million without any additional coverage being extended to the Portfolio, the Capital Protection Provider will not be liable for any Settlement Amount payment in excess of $500 million. None of the Portfolio, Janus Capital, any affiliate thereof, or any insurance company or other financial intermediary offering the shares will be responsible for any portion of the Settlement Amount, including any amounts which may exceed the Maximum Settlement Amount. Therefore, although the Protection applies, you could lose money to the extent the Aggregate Shortfall Amount exceeds the Maximum Settlement Amount including amounts that would have otherwise been protected. This means that you could receive less than 80% of your investment. In any event, as the Portfolio’s assets grow, the Portfolio intends to take such actions as may be deemed necessary, including limiting shareholder purchases, to limit the Aggregate Shortfall Amount to a level so that it does not exceed the Maximum Settlement Amount, but there is no guarantee that such efforts will be successful. There is no guarantee that the Capital Protection Provider will agree to extend coverage beyond $500 million.

Liquidation Risk. Although the risk allocation methodology is designed so that the NAV of each share class does not fall below its Protected NAV, there is the possibility that the risk allocation methodology may not work as designed or redemptions, particularly a large redemption, may impact the allocation process, and the NAV of either share class falls below its Protected NAV. If this happens, it is expected that the Portfolio will receive payment of the Settlement Amount from the Capital Protection Provider, if due, and commence the liquidation process as soon as possible following the event. The NAV of one share class falling below its Protected NAV will result in the Protection being triggered and, as a result, the liquidation of the entire Portfolio, even though the NAV of the other share class remains at or above its Protected NAV. Other events described in this Prospectus may, at the discretion of the Portfolio or Capital Protection Provider, as applicable, also terminate the Capital Protection Agreement resulting in payment of the Settlement Amount and liquidation of the Portfolio. In the event the Protection is triggered and the Portfolio begins the liquidation process, no other purchases will be permitted (except automated or scheduled purchases, as permitted by Janus Capital), and the payment of redemption proceeds may be temporarily suspended (not to exceed seven calendar days), likely from the day the Protection is triggered. As the Portfolio proceeds to liquidation, shareholders will receive the higher of their Protected NAV or the then-current NAV for their share class, which will include any Settlement Amount due to the Portfolio. Redemptions are taxable events. This Prospectus serves as advance notice to shareholders of any rejection of purchases, suspension of the payment of redemption proceeds, and liquidation of the Portfolio. In the event that the Capital Protection Agreement is terminated and the Portfolio begins the liquidation process, Janus Capital will make such information available at janus.com/variable-insurance. Notice of the Portfolio liquidation will otherwise be provided by the insurance company or qualified plan through which you hold your shares.

Liquidation Strategy Risk. In addition, beginning on the Termination Date, the Portfolio’s assets will be converted to cash and cash equivalents and the proceeds, together with the payment from the Capital Protection Provider, if any, will be managed as cash or similar investments in an effort to maintain the Portfolio’s NAV. Because there is no guarantee that this strategy will be successful in maintaining the Portfolio’s NAV and because the capital protection will no longer be in place for the Portfolio, you could lose money, including money that was previously protected. Since the Portfolio may not liquidate for up to 120 days after the Termination Date, shareholders could receive a NAV below the Protected NAV.

Opportunity Cost Risk. It is possible that under the terms of the Capital Protection Agreement, the Portfolio’s allocation to the Equity Component could drop to a low level or be eliminated altogether, especially during periods of heightened volatility in equity markets. This would reduce the Portfolio’s ability to participate in upward equity market movements, and therefore, represents loss of opportunity compared to a portfolio that is fully invested in equity securities.

Counterparty Risk (Capital Protection Provider and its Parent Company). A shareholder’s ability to receive the Protected NAV from the Portfolio is dependent on the Portfolio’s ability to collect the Settlement Amount from the Capital Protection Provider pursuant to the terms of the Capital Protection Agreement or from the Capital Protection Provider’s parent under a separate parent guaranty. Portfolio transactions involving a counterparty, such as the Capital Protection Provider, are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Portfolio (“counterparty risk”). Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. As such, the Portfolio’s ability to benefit from the Protection may depend on the Capital Protection Provider’s, as well as its parent company’s, financial condition. As an added measure of protection, BNP Paribas, the parent company of the Capital Protection Provider, has issued an absolute, irrevocable and continuing guaranty pursuant to which it guarantees any and all financial obligations of the Capital Protection Provider under the Capital Protection Agreement. There is, however, a risk that the Capital Protection Provider’s parent company may not fulfill its obligations under the guaranty it has issued.

Market Risk. The value of the Portfolio’s holdings may decrease if the value of an individual company or security, or multiple companies or securities, in the portfolio decreases or if the portfolio manager’s belief about a company’s intrinsic worth is incorrect. Further, regardless of how well individual companies or securities perform, the value of the Portfolio’s holdings could also decrease if there are deteriorating economic or market conditions. The Portfolio’s use of the risk allocation methodology is intended to protect against significant downward movement of the NAV per share for a share class, particularly in times of heightened volatility in the equity markets, but the methodology may not protect the Portfolio if equity markets take a sudden and/or significant fall.

Growth Securities Risk. The Portfolio invests in companies after assessing their growth potential. Securities of companies perceived to be “growth” companies may be more volatile than other stocks and may involve special risks. If the portfolio manager’s perception of a company’s growth potential is not realized, the securities purchased may not perform as expected, reducing the Portfolio’s return. In addition, because different types of stocks tend to shift in and out of favor depending on market and economic conditions, “growth” stocks may perform differently from the market as a whole and other types of securities.

Derivatives Risk. Derivatives can be highly volatile and involve risks in addition to the risks of the underlying referenced securities. Gains or losses from a derivative can be substantially greater than the derivative’s original cost, and can therefore involve leverage. Derivatives can be complex instruments and may involve analysis that differs from that required for other investment types used by the Portfolio. If the value of a derivative does not correlate well with the particular market or other asset class to which the derivative is intended to provide exposure, the derivative may not produce the anticipated result. Derivatives can also reduce the opportunity for gain or result in losses by offsetting positive returns in other investments. Derivatives can be less liquid than other types of investments and entail the risk that the counterparty will default on its payment obligations to the Portfolio. If the counterparty to a derivative transaction defaults, such as the Capital Protection Provider or Parent Guarantor, the Portfolio would risk the loss of the net amount of the payments that it contractually is entitled to receive. To the extent the Portfolio enters into short derivative positions, the Portfolio may be exposed to risks similar to those associated with short sales, including the risk that the Portfolio’s losses are theoretically unlimited.

Foreign Exposure Risk. The Portfolio may have exposure to foreign markets, including emerging markets, which can be more volatile than the U.S. markets. As a result, its returns and net asset value may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country. In some foreign markets, there may not be protection against failure by other parties to complete transactions. It may not be possible for the Portfolio to repatriate capital, dividends, interest, and other income from a particular country or governmental entity. In addition, a market swing in one or more countries or regions where the Portfolio has invested a significant amount of its assets may have a greater effect on the Portfolio’s performance than it would in a more geographically diversified portfolio. The Portfolio’s investments in emerging market countries may involve risks greater than, or in addition to, the risks of investing in more developed countries.

Emerging Markets Risk. The risks of foreign investing mentioned above are heightened when investing in emerging markets. Emerging markets securities involve a number of additional risks, which may result from less government supervision and regulation of business and industry practices (including the potential lack of strict finance and accounting controls and standards), stock exchanges, brokers, and listed companies, making these investments potentially more volatile in price and less liquid than investments in developed securities markets, resulting in greater risk to investors. There is a risk in developing countries that a future economic or political crisis could lead to price controls, forced mergers of companies, expropriation or confiscatory taxation, seizure, nationalization, or creation of government monopolies, any of which may have a detrimental effect on the Portfolio’s investments. In addition, the Portfolio’s investments may be denominated in foreign currencies and therefore, changes in the value of a country’s currency compared to the U.S. dollar may affect the value of the Portfolio’s investments. To the extent that the Portfolio invests a significant portion of its assets in the securities of issuers in or companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region, which could have a negative impact on the Portfolio’s performance. Some of the risks of investing directly in foreign and emerging market securities may be reduced when the Portfolio invests indirectly in foreign securities through various other investment vehicles including derivatives, which also involve specialized risks.

Portfolio Turnover Risk. Increased portfolio turnover may result in higher costs, which may have a negative effect on the Portfolio’s performance. In addition, higher portfolio turnover may result in the acceleration of capital gains and the recognition of greater levels of short-term capital gains, which are taxed at ordinary federal income tax rates when distributed to shareholders. The risk allocation methodology utilized by the Portfolio will likely increase the level of portfolio turnover.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE INFORMATION
The Portfolio does not have a full calendar year of operations. Performance information for certain periods will be included in the Portfolio’s first annual and/or semiannual report.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec 29, 2011
Registrant Name	dei_EntityRegistrantName	JANUS ASPEN SERIES
Central Index Key	dei_EntityCentralIndexKey	0000906185
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Dec 29, 2011
Document Effective Date	dei_DocumentEffectiveDate	Jan 3, 2012
Prospectus Date	rr_ProspectusDate	Jan 3, 2012
Janus Aspen Protected Series - Growth | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	PORTFOLIO SUMMARY Janus Aspen Protected Series – Growth
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Protected Series – Growth seeks long-term growth of capital and capital preservation.
FEES AND EXPENSES OF THE PORTFOLIO	jas906185_FundFeesAndExpenseAbstract
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE PORTFOLIO
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Shares of the Portfolio. Owners of variable insurance contracts that invest in the Shares should refer to the variable insurance contract prospectus for a description of fees and expenses, as the following table and examples do not reflect deductions at the separate account level or contract level for any charges that may be incurred under a contract. Inclusion of these charges would increase the fees and expenses described below.
ANNUAL FUND OPERATING EXPENSES	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Since the Portfolio is new, Other Expenses are based on the estimated expenses that the Portfolio expects to incur in its initial fiscal period.
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 1, 2013
EXAMPLE:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following Example is based on expenses without waivers. The Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.
Expense Example by Year [Heading]	rr_ExpenseExampleByYearHeading	The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, reinvest all dividends and distributions, and then redeem all of your Shares at the end of each period. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses, including the maximum amount of the capital protection fee, without waivers, remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover:	jas906185_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Portfolio’s performance.
Principal Investment Strategies	jas906185_PrincipalInvestmentStrategiesAbstract
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Portfolio seeks growth of capital to the extent consistent with maintaining protection against significant downside movement of the net asset value (“NAV”) per share of each share class of the Portfolio. Specifically, the portfolio manager manages the Portfolio’s assets in an effort to ensure that the NAV for any share class will not fall below 80% of the highest NAV attained separately by each share class during the life of the Portfolio, reduced for dividends, distributions, any extraordinary expenses, and certain extraordinary items (for each share class, the “Protected NAV”). A reduction of the NAV can be described further by using distributions as an example. In the event the Portfolio declares dividends from net investment income and capital gains distributions, which normally occurs in June and December, the Protected NAV per share will be adjusted down so that the relative protection level remains at the level in place prior to the distribution. While the Protected NAV per share is changed as a result of a distribution, the protected value of your account balance does not change, assuming the reinvestment of the distribution. For example, on a day the highest NAV per share of a share class is reached at $11.00, the Protected NAV per share is set at $8.80, which is 80% of the highest NAV per share. When the highest NAV per share increases to $12.50, the Protected NAV per share is set at $10.00, which is 80% of the highest NAV. On a day the NAV per share is $12.00, the Portfolio declares a per share distribution of $1.00. The result of the distribution is that the NAV per share is reduced from $12.00 to $11.00. The Protected NAV per share is also reduced so that the Protected NAV per share is the same relative to the post-distribution NAV per share of $11.00 as it was to the pre-distribution NAV per share of $12.00. The Protected NAV per share of $10.00 was 83.3% of the pre-distribution NAV per share of $12.00 per share and the post-distribution Protected NAV per share is adjusted to $9.17, which is 83.3% of the post-distribution NAV per share. Additional information regarding how the Protected NAV per share is adjusted following a distribution is included in Appendix A. The reduction for extraordinary expenses and extraordinary items from the NAV would have a similar result on the Protected NAV.

In general, protection for the Portfolio means, as the NAV per share for a share class rises, the Protected NAV also rises and becomes the new Protected NAV regardless of whether the share class’ NAV per share subsequently declines or fails to achieve a new high threshold. However, as a share class’ NAV declines towards the Protected NAV, more of the Portfolio’s assets will be comprised of cash and other investments, called the “Protection Component,” as further described below. The fees and expenses that you pay as an owner of a variable insurance contract have no impact on the NAV or the Protected NAV of the Portfolio.

In order to minimize the effect of equity market volatility on the NAV per share for a share class, the Portfolio allocates its assets between two investment components. Through its first component, the “Equity Component,” the Portfolio seeks to achieve growth of capital by investing primarily in common stocks selected for their growth potential. Although the Portfolio may invest in companies of any size, it generally invests in larger, more established companies. The Equity Component may also consist of derivatives such as swaps, futures, and options. Through its second component, the “Protection Component,” the Portfolio seeks to limit downside risk by investing in cash and other investments including, but not limited to, money market instruments, U.S. Treasuries, and other equity market risk reducing instruments, such as short index futures. Due to equity market conditions and the Portfolio’s overall risk profile, the amount of Portfolio assets allocated to the Protection Component may, at times, be significant. The Portfolio’s allocation between the Equity Component and the Protection Component will vary over time. Up to 100% of assets may be allocated to either component.

The portfolio manager applies a “bottom up” approach in choosing common stock investments for the Equity Component. In other words, the portfolio manager looks at companies one at a time to determine if a company is an attractive investment opportunity and if it is consistent with the Portfolio’s investment policies. As part of the Equity Component, the Portfolio may invest in foreign equity and debt securities, which may include investments in emerging markets.

As noted above, the Portfolio may also invest the assets of either component in derivatives, which are instruments that have a value derived from or directly linked to an underlying asset, such as stocks, bonds, commodities, currencies, interest rates, or market indices, as substitutes for securities in which the Portfolio invests. The Portfolio may invest in derivative instruments (by taking long and/or short positions) including, but not limited to, swaps, futures, and over-the-counter and exchange-traded put or call options for various purposes, including hedging, to increase or decrease the Portfolio’s exposure to a particular market, to manage or adjust the risk profile of the Portfolio related to an investment or currency exposure, to earn income and enhance returns, and/or to invest in volatility (such as exposure to a volatility index). The Portfolio’s exposure to derivatives will vary, is not limited to those derivatives listed, and could be significant at times. For more information on the Portfolio’s use of derivatives, refer to the Portfolio’s shareholder reports and Form N-Q reports, which are filed with the Securities and Exchange Commission, when available.

In an effort to protect against significant downward movement of the NAV per share for a share class, the Portfolio has entered into a Capital Protection Agreement with BNP Paribas Prime Brokerage, Inc., a U.S. registered broker-dealer (the “Capital Protection Provider”). Pursuant to the Capital Protection Agreement, under certain conditions, the Capital Protection Provider will provide capital protection to the Portfolio (the “Protection”) in the event that either share class’ NAV per share falls below its Protected NAV. Either share class falling below its Protected NAV will trigger the Protection and liquidation of the Portfolio and each of its share classes, regardless of whether the NAV of the other share class is above its Protected NAV.

The Capital Protection Provider has agreed to initially extend $500 million in aggregate protection coverage to the Portfolio with such amount being reviewed periodically to determine whether additional coverage is necessary or available to support the Portfolio’s rising assets (the “Maximum Settlement Amount”). As such, under the Capital Protection Agreement, the NAV of each share class is protected to at least the Protected NAV for such share class, subject to an aggregate limit on the overall payout to the Portfolio of the Maximum Settlement Amount. In the event that the Protection is triggered, meaning at least one share class’ NAV is below its Protected NAV, the Capital Protection Provider is obligated to pay the Portfolio the “Settlement Amount,” which is the lesser of (i) the sum of the shortfall amounts per share class (the “Aggregate Shortfall Amount”) and (ii) the Maximum Settlement Amount. For each share class, the shortfall amount is calculated by first establishing, among those share classes that have a NAV below their Protected NAV, the highest percentage difference among all of those share classes between the Protected NAV per share and the then-current NAV per share, and applying that percentage to each Portfolio share class’ then-current NAV per share. The Aggregate Shortfall Amount is thus allocated on a pro rata basis to each share class.

In order to comply with the terms of the Capital Protection Agreement, the Portfolio must provide certain information to the Capital Protection Provider and the portfolio manager is required to manage the Portfolio within certain risk parameters as identified on a daily basis by the Capital Protection Provider based on a risk allocation methodology. This risk allocation methodology factors in, among other things, market volatility, the Portfolio’s exposure to industries, sectors, or countries, and liquidity of the Portfolio’s holdings. In general, as equity markets are rising, the Portfolio’s allocation to the Equity Component will rise with a goal of taking advantage of any potential future market increase, and as equity markets are falling, the portfolio manager will allocate more of the Portfolio’s assets to the Protection Component in an effort to protect the Portfolio from potential ongoing decreases in the market. The Portfolio’s asset allocation will vary over time depending on equity market conditions and the portfolio composition. As a result, the Portfolio’s allocation to each investment component could change as frequently as daily, resulting in a higher portfolio turnover rate than other mutual funds.

The Capital Protection Agreement has an initial term of 10 years and may be extended for additional 10-year terms by mutual agreement of the Portfolio and the Capital Protection Provider. Under certain circumstances, the Capital Protection Agreement may be terminated prior to the expiration of any effective term, which in any case would become the “Termination Date.” Only shareholders who hold their shares on such Termination Date are entitled to receive the Protected NAV from the Portfolio on the Termination Date. In the event of such termination of the Capital Protection Agreement, the Portfolio will terminate and will commence the liquidation process and the Capital Protection Provider will pay the Portfolio any amounts due related to the Protection. This Prospectus serves as advance notice to you of any such liquidation process. There are limited circumstances in which the Protection also terminates on the Termination Date, meaning the Capital Protection Provider is not obligated to pay any amounts to the Portfolio even where the NAV of a share class is below its Protected NAV. These circumstances are described further below under “Principal Investment Risks” as “Capital Protection Termination Risk.”

In the event the Protection is triggered and the Portfolio proceeds to liquidation, the Portfolio’s assets will no longer be managed in accordance with the investment objective and principal investment strategies described herein. Rather, the Portfolio’s assets will be converted to cash and cash equivalents and the proceeds, together with the payment from the Capital Protection Provider, if any, will be managed in an effort to maintain at least the Portfolio’s NAV as of the Termination Date. As such, the portfolio manager may decide to maintain the Portfolio’s cash position and/or invest in similar investments, including, but not limited to, overnight repurchase agreements. While the Portfolio is intended to be managed by the portfolio manager to maintain the NAV as of the Termination Date, it is important to understand that after the Termination Date, your investment will no longer be protected at 80% of the highest NAV attained by your share class, and as a result, you could lose money. The Portfolio’s assets will remain in cash and cash equivalents until the Portfolio is liquidated, which will occur as soon as practicable after the Termination Date, but no later than 120 days after the Termination Date.

It is important to understand that the Capital Protection Agreement is a financial product that is intended to protect the Portfolio against significant market declines and does not in any way constitute any form of insurance. The Capital Protection Agreement and the Protection it offers is separate from, and unrelated to, any benefit provided by the insurance company or qualified plan through which you hold your shares. In addition, the Capital Protection Provider is not an insurance company or an insurance provider, nor is it acting as an adviser or subadviser for the Portfolio.

Principal Investment Risks	jas906185_PrincipalInvestmentRisksAbstract
Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The biggest risk is that the Portfolio’s returns will vary, and you could lose money, despite the Capital Protection Agreement. Common stocks tend to be more volatile than many other investment choices. Because the NAV per share for a share class is protected to at least 80%, and not 100%, of its highest attained NAV since the inception of the share class (as reduced to account for dividends, distributions, any extraordinary expenses, and certain extraordinary items), it is possible that in the event that equity markets fall, you could lose money, even if the Protection is triggered. In addition, if the Capital Protection Agreement does not work as intended or has been terminated, you could lose money. Because the Protected NAV is reduced by dividends, distributions, any extraordinary expenses, and certain extraordinary items, the amount of Protection could be less than 80% of the highest attained NAV for your class of shares, meaning the Protected NAV does not become a static number that only increases. To the extent that the protected amount owed to the Portfolio exceeds the Maximum Settlement Amount ($500 million), none of the Portfolio, Janus Capital, any affiliate thereof, or any insurance company or other financial intermediary offering the shares will cover any shortfall amount, so you could lose money including amounts that would have otherwise been protected.

The Protected NAV for each share class will be posted on the Janus websites at janus.com/variable-insurance. Any change to the Protected NAV is expected to be updated within one business day. Because either share class falling below its Protected NAV can alone trigger the Protection and liquidation of the Portfolio, shareholders should review the Protected NAV for each share class prior to purchasing shares of this Portfolio, keeping in mind that each share class has different fees and expenses that impact the NAV.

Allocation Risk. Because there are risk parameters within which the portfolio manager must manage the Portfolio’s assets in order to maintain the Protection, the Portfolio’s ability to take certain investment actions that the portfolio manager might otherwise take may be limited. More specifically, complying with the provisions of the Capital Protection Agreement may impact the Portfolio’s allocation of assets to and within the Equity Component during the life of the Portfolio, may not allow the Portfolio to be fully invested in the Equity Component, and/or may affect the portfolio manager’s ability to respond to changing equity market conditions. This could limit the Portfolio’s ability to capture certain market gains when the allocations are more heavily weighted to the Protection Component. Conversely, as equity markets are rising or displaying signs of relative stability, the Portfolio may have more of the portfolio weighted towards assets considered to have higher risk which could increase the potential for loss of return for the Portfolio. Generally, the risk parameters may lead the portfolio manager to take certain investment actions that he otherwise would not take when allocating the Portfolio’s assets between and within the Equity Component and the Protection Component. This allocation process can have an adverse effect on the performance of the Portfolio, especially during periods of increased equity market volatility. The risk allocation methodology is designed so that the NAV of each share class does not fall below its Protected NAV and, if successful, protection payments are not triggered. It is possible, however, that the risk allocation methodology may not work as designed or intended and may cause the Portfolio to trigger the Protection, resulting in the termination of the Portfolio. In addition, the allocation of the Portfolio’s assets between and within the Equity Component and the Protection Component will likely result in a high portfolio turnover rate and additional transaction costs, such as brokerage commissions, which can impact the Portfolio’s returns. Because the portfolio manager allocates the Portfolio’s assets between and within the Equity Component and Protection Component daily according to a risk allocation methodology, there is the risk that a sudden intraday market drop may occur before the Portfolio’s Equity Component exposure can be reduced. Additionally, if the Portfolio fails to allocate its assets according to the risk allocation methodology, the Capital Protection Provider will have the option to terminate the Capital Protection Agreement, resulting in the Portfolio allocating 100% of its assets solely to cash and the commencement of the Portfolio’s liquidation process. Under these circumstances, the Capital Protection Provider will pay any amounts it is obligated to pay to the Portfolio.

Market Underperformance Risk. The Portfolio’s use of the risk allocation methodology and the resulting allocation between and within the Equity Component and the Protection Component may cause the Portfolio to underperform its primary benchmark and/or other similarly situated growth funds. This underperformance may be a result of the portfolio manager’s inability to reallocate Portfolio assets to respond to rising equity market conditions as quickly as another fund that invests primarily in equity securities. In addition, to maintain compliance with the risk parameters, the Portfolio may need to liquidate a position, or forego an investment that could have otherwise contributed to Portfolio performance. Under certain circumstances, the Capital Protection Agreement may require that all of the Portfolio’s assets be fully allocated to the Protection Component, thus limiting the upside potential for Portfolio returns during this period. The use of the risk allocation methodology may also impact the Portfolio’s performance in the event that it does not work as intended, potentially subjecting the Portfolio to additional expenses as a result of increased trading or allocating a larger portion of the Portfolio’s assets than necessary to either the Equity Component or Protection Component. Because the Portfolio may reallocate its assets between and within the Equity Component and the Protection Component as frequently as daily, the Portfolio’s reallocation will likely cause it to experience an increase in its portfolio turnover rate resulting in higher costs, which may have a negative effect on the Portfolio’s performance, particularly during periods of relative instability in equity markets. The Portfolio’s payment of the capital protection fee to the Capital Protection Provider may also result in the Portfolio underperforming its primary benchmark and/or other similarly situated growth funds that do not pay a protection fee.

Capital Protection Termination Risk. There is a risk that the Protection could terminate without any obligation of the Capital Protection Provider or the Parent Guarantor to make payment to the Portfolio. The terms and conditions of the Capital Protection Agreement are designed to protect against certain market risks inherent in any equity investment. It does not protect against certain actions or omissions that constitute gross negligence, fraud, bad faith, willful misconduct, or a criminal act on the part of the Portfolio, Janus Capital or certain key employees of Janus Capital, or the Portfolio’s custodian, that negatively impacts a share class’ NAV. Such events will result in the termination of the Protection without any obligation by the Capital Protection Provider, and therefore by the Parent Guarantor, to make any payment to the Portfolio. The Portfolio will commence the liquidation process in these events, and shareholders who continue to hold shares after the Termination Date will not receive the Protected NAV but will instead receive the Portfolio’s then-current NAV at the time their shares are redeemed, which may be lower than the Protected NAV and lower than the price per share of the shareholder’s initial investment. None of the Portfolio, Janus Capital, any affiliate thereof, or any insurance company or other financial intermediary offering the shares is obligated to make any payment to the Portfolio or cover any shortfall. Therefore, in the event that the Protection is terminated as a result of such events, you could lose money as a result of the Portfolio losing the Protection under the Capital Protection Agreement, including amounts that would have otherwise been protected. This means that you could receive less than 80% of your investment and will not be reimbursed for any amounts paid under the Capital Protection Agreement.

Early Termination Events Risk. While the Capital Protection Agreement has an initial 10-year term that may be extended, there is a risk that the Capital Protection Agreement could terminate earlier under various scenarios at the option of the Capital Protection Provider, which are considered Early Termination Events. In such events, the Capital Protection Provider will be obligated to make the payment of the Settlement Amount, if due, to the Portfolio and the Portfolio will commence the liquidation process. On the Termination Date, shareholders receive the higher of their Protected NAV or the then-current NAV for their share class, which will include any Settlement Amount due to the Portfolio. Examples of “Early Termination Events” include, but are not limited to (1) if the Portfolio, Janus Capital, or the Portfolio’s custodian, fails to comply with certain terms and conditions of the Capital Protection Agreement, including the failure to reallocate Portfolio assets when such assets fall outside the specified risk parameters, or (2) if the aggregate value of the Portfolio’s shares outstanding results in the Protection exceeding the Maximum Settlement Amount. The Portfolio is also expected to liquidate and the Capital Protection Agreement will terminate if, pursuant to the terms of the Capital Protection Agreement, the Protection is triggered. In addition, to the extent that the introduction of laws or a change of law, in each case, not known as of the date of the Capital Protection Agreement, results in a new or increased cost of capital or collateral for the Capital Protection Provider or its parent company, the Portfolio’s Board of Trustees will make a determination whether to approve the Portfolio paying such increased costs to the Capital Protection Provider or to terminate the Capital Protection Agreement. Only shareholders who hold their shares on the Termination Date are entitled to receive the Protected NAV from the Portfolio on the Termination Date. Shareholders who redeem prior to the Termination Date receive the then-current NAV which will be higher than the Protected NAV for their share class and will not include any payment of the Protection.

Maximum Settlement Amount Risk. The Capital Protection Agreement currently covers the outstanding shares of each class of shares offered by the Portfolio having an aggregate protected amount up to an initial value of $500 million. If the Maximum Settlement Amount exceeds $500 million without any additional coverage being extended to the Portfolio, the Capital Protection Provider will not be liable for any Settlement Amount payment in excess of $500 million. None of the Portfolio, Janus Capital, any affiliate thereof, or any insurance company or other financial intermediary offering the shares will be responsible for any portion of the Settlement Amount, including any amounts which may exceed the Maximum Settlement Amount. Therefore, although the Protection applies, you could lose money to the extent the Aggregate Shortfall Amount exceeds the Maximum Settlement Amount including amounts that would have otherwise been protected. This means that you could receive less than 80% of your investment. In any event, as the Portfolio’s assets grow, the Portfolio intends to take such actions as may be deemed necessary, including limiting shareholder purchases, to limit the Aggregate Shortfall Amount to a level so that it does not exceed the Maximum Settlement Amount, but there is no guarantee that such efforts will be successful. There is no guarantee that the Capital Protection Provider will agree to extend coverage beyond $500 million.

Liquidation Risk. Although the risk allocation methodology is designed so that the NAV of each share class does not fall below its Protected NAV, there is the possibility that the risk allocation methodology may not work as designed or redemptions, particularly a large redemption, may impact the allocation process, and the NAV of either share class falls below its Protected NAV. If this happens, it is expected that the Portfolio will receive payment of the Settlement Amount from the Capital Protection Provider, if due, and commence the liquidation process as soon as possible following the event. The NAV of one share class falling below its Protected NAV will result in the Protection being triggered and, as a result, the liquidation of the entire Portfolio, even though the NAV of the other share class remains at or above its Protected NAV. Other events described in this Prospectus may, at the discretion of the Portfolio or Capital Protection Provider, as applicable, also terminate the Capital Protection Agreement resulting in payment of the Settlement Amount and liquidation of the Portfolio. In the event the Protection is triggered and the Portfolio begins the liquidation process, no other purchases will be permitted (except automated or scheduled purchases, as permitted by Janus Capital), and the payment of redemption proceeds may be temporarily suspended (not to exceed seven calendar days), likely from the day the Protection is triggered. As the Portfolio proceeds to liquidation, shareholders will receive the higher of their Protected NAV or the then-current NAV for their share class, which will include any Settlement Amount due to the Portfolio. Redemptions are taxable events. This Prospectus serves as advance notice to shareholders of any rejection of purchases, suspension of the payment of redemption proceeds, and liquidation of the Portfolio. In the event that the Capital Protection Agreement is terminated and the Portfolio begins the liquidation process, Janus Capital will make such information available at janus.com/variable-insurance. Notice of the Portfolio liquidation will otherwise be provided by the insurance company or qualified plan through which you hold your shares.

Liquidation Strategy Risk. In addition, beginning on the Termination Date, the Portfolio’s assets will be converted to cash and cash equivalents and the proceeds, together with the payment from the Capital Protection Provider, if any, will be managed as cash or similar investments in an effort to maintain the Portfolio’s NAV. Because there is no guarantee that this strategy will be successful in maintaining the Portfolio’s NAV and because the capital protection will no longer be in place for the Portfolio, you could lose money, including money that was previously protected. Since the Portfolio may not liquidate for up to 120 days after the Termination Date, shareholders could receive a NAV below the Protected NAV.

Opportunity Cost Risk. It is possible that under the terms of the Capital Protection Agreement, the Portfolio’s allocation to the Equity Component could drop to a low level or be eliminated altogether, especially during periods of heightened volatility in equity markets. This would reduce the Portfolio’s ability to participate in upward equity market movements, and therefore, represents loss of opportunity compared to a portfolio that is fully invested in equity securities.

Counterparty Risk (Capital Protection Provider and its Parent Company). A shareholder’s ability to receive the Protected NAV from the Portfolio is dependent on the Portfolio’s ability to collect the Settlement Amount from the Capital Protection Provider pursuant to the terms of the Capital Protection Agreement or from the Capital Protection Provider’s parent under a separate parent guaranty. Portfolio transactions involving a counterparty, such as the Capital Protection Provider, are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Portfolio (“counterparty risk”). Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. As such, the Portfolio’s ability to benefit from the Protection may depend on the Capital Protection Provider’s, as well as its parent company’s, financial condition. As an added measure of protection, BNP Paribas, the parent company of the Capital Protection Provider, has issued an absolute, irrevocable and continuing guaranty pursuant to which it guarantees any and all financial obligations of the Capital Protection Provider under the Capital Protection Agreement. There is, however, a risk that the Capital Protection Provider’s parent company may not fulfill its obligations under the guaranty it has issued.

Market Risk. The value of the Portfolio’s holdings may decrease if the value of an individual company or security, or multiple companies or securities, in the portfolio decreases or if the portfolio manager’s belief about a company’s intrinsic worth is incorrect. Further, regardless of how well individual companies or securities perform, the value of the Portfolio’s holdings could also decrease if there are deteriorating economic or market conditions. The Portfolio’s use of the risk allocation methodology is intended to protect against significant downward movement of the NAV per share for a share class, particularly in times of heightened volatility in the equity markets, but the methodology may not protect the Portfolio if equity markets take a sudden and/or significant fall.

Growth Securities Risk. The Portfolio invests in companies after assessing their growth potential. Securities of companies perceived to be “growth” companies may be more volatile than other stocks and may involve special risks. If the portfolio manager’s perception of a company’s growth potential is not realized, the securities purchased may not perform as expected, reducing the Portfolio’s return. In addition, because different types of stocks tend to shift in and out of favor depending on market and economic conditions, “growth” stocks may perform differently from the market as a whole and other types of securities.

Derivatives Risk. Derivatives can be highly volatile and involve risks in addition to the risks of the underlying referenced securities. Gains or losses from a derivative can be substantially greater than the derivative’s original cost, and can therefore involve leverage. Derivatives can be complex instruments and may involve analysis that differs from that required for other investment types used by the Portfolio. If the value of a derivative does not correlate well with the particular market or other asset class to which the derivative is intended to provide exposure, the derivative may not produce the anticipated result. Derivatives can also reduce the opportunity for gain or result in losses by offsetting positive returns in other investments. Derivatives can be less liquid than other types of investments and entail the risk that the counterparty will default on its payment obligations to the Portfolio. If the counterparty to a derivative transaction defaults, such as the Capital Protection Provider or Parent Guarantor, the Portfolio would risk the loss of the net amount of the payments that it contractually is entitled to receive. To the extent the Portfolio enters into short derivative positions, the Portfolio may be exposed to risks similar to those associated with short sales, including the risk that the Portfolio’s losses are theoretically unlimited.

Foreign Exposure Risk. The Portfolio may have exposure to foreign markets, including emerging markets, which can be more volatile than the U.S. markets. As a result, its returns and net asset value may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country. In some foreign markets, there may not be protection against failure by other parties to complete transactions. It may not be possible for the Portfolio to repatriate capital, dividends, interest, and other income from a particular country or governmental entity. In addition, a market swing in one or more countries or regions where the Portfolio has invested a significant amount of its assets may have a greater effect on the Portfolio’s performance than it would in a more geographically diversified portfolio. The Portfolio’s investments in emerging market countries may involve risks greater than, or in addition to, the risks of investing in more developed countries.

Emerging Markets Risk. The risks of foreign investing mentioned above are heightened when investing in emerging markets. Emerging markets securities involve a number of additional risks, which may result from less government supervision and regulation of business and industry practices (including the potential lack of strict finance and accounting controls and standards), stock exchanges, brokers, and listed companies, making these investments potentially more volatile in price and less liquid than investments in developed securities markets, resulting in greater risk to investors. There is a risk in developing countries that a future economic or political crisis could lead to price controls, forced mergers of companies, expropriation or confiscatory taxation, seizure, nationalization, or creation of government monopolies, any of which may have a detrimental effect on the Portfolio’s investments. In addition, the Portfolio’s investments may be denominated in foreign currencies and therefore, changes in the value of a country’s currency compared to the U.S. dollar may affect the value of the Portfolio’s investments. To the extent that the Portfolio invests a significant portion of its assets in the securities of issuers in or companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region, which could have a negative impact on the Portfolio’s performance. Some of the risks of investing directly in foreign and emerging market securities may be reduced when the Portfolio invests indirectly in foreign securities through various other investment vehicles including derivatives, which also involve specialized risks.

Portfolio Turnover Risk. Increased portfolio turnover may result in higher costs, which may have a negative effect on the Portfolio’s performance. In addition, higher portfolio turnover may result in the acceleration of capital gains and the recognition of greater levels of short-term capital gains, which are taxed at ordinary federal income tax rates when distributed to shareholders. The risk allocation methodology utilized by the Portfolio will likely increase the level of portfolio turnover.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	The biggest risk is that the Portfolio’s returns will vary, and you could lose money, despite the Capital Protection Agreement.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
PERFORMANCE INFORMATION	jas906185_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The Portfolio does not have a full calendar year of operations. Performance information for certain periods will be included in the Portfolio’s first annual and/or semiannual report.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Portfolio does not have a full calendar year of operations.
Janus Aspen Protected Series - Growth | Institutional Shares | Institutional Shares
ANNUAL FUND OPERATING EXPENSES	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.64%
Other Expenses	rr_OtherExpensesOverAssets	1.17%	[1]
Capital Protection Fee	rr_Component1OtherExpensesOverAssets	0.75%
Remaining Other Expenses	rr_Component2OtherExpensesOverAssets	0.42%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.81%	[2]
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	0.27%	[2]
Net Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.54%	[2]
EXAMPLE:	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Institutional Shares
1 Year	rr_ExpenseExampleYear01	184
3 Years	rr_ExpenseExampleYear03	569
Janus Aspen Protected Series - Growth | Service Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	PORTFOLIO SUMMARY Janus Aspen Protected Series – Growth
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Protected Series – Growth seeks long-term growth of capital and capital preservation.
FEES AND EXPENSES OF THE PORTFOLIO	jas906185_FundFeesAndExpenseAbstract
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE PORTFOLIO
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Shares of the Portfolio. Owners of variable insurance contracts that invest in the Shares should refer to the variable insurance contract prospectus for a description of fees and expenses, as the following table and examples do not reflect deductions at the separate account level or contract level for any charges that may be incurred under a contract. Inclusion of these charges would increase the fees and expenses described below.
ANNUAL FUND OPERATING EXPENSES	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Since the Portfolio is new, Other Expenses are based on the estimated expenses that the Portfolio expects to incur in its initial fiscal period.
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 1, 2013
EXAMPLE:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following Example is based on expenses without waivers. The Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.
Expense Example by Year [Heading]	rr_ExpenseExampleByYearHeading	The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, reinvest all dividends and distributions, and then redeem all of your Shares at the end of each period. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses, including the maximum amount of the capital protection fee, without waivers, remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover:	jas906185_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Portfolio’s performance.
Principal Investment Strategies	jas906185_PrincipalInvestmentStrategiesAbstract
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Portfolio seeks growth of capital to the extent consistent with maintaining protection against significant downside movement of the net asset value (“NAV”) per share of each share class of the Portfolio. Specifically, the portfolio manager manages the Portfolio’s assets in an effort to ensure that the NAV for any share class will not fall below 80% of the highest NAV attained separately by each share class during the life of the Portfolio, reduced for dividends, distributions, any extraordinary expenses, and certain extraordinary items (for each share class, the “Protected NAV”). A reduction of the NAV can be described further by using distributions as an example. In the event the Portfolio declares dividends from net investment income and capital gains distributions, which normally occurs in June and December, the Protected NAV per share will be adjusted down so that the relative protection level remains at the level in place prior to the distribution. While the Protected NAV per share is changed as a result of a distribution, the protected value of your account balance does not change, assuming the reinvestment of the distribution. For example, on a day the highest NAV per share of a share class is reached at $11.00, the Protected NAV per share is set at $8.80, which is 80% of the highest NAV per share. When the highest NAV per share increases to $12.50, the Protected NAV per share is set at $10.00, which is 80% of the highest NAV. On a day the NAV per share is $12.00, the Portfolio declares a per share distribution of $1.00. The result of the distribution is that the NAV per share is reduced from $12.00 to $11.00. The Protected NAV per share is also reduced so that the Protected NAV per share is the same relative to the post-distribution NAV per share of $11.00 as it was to the pre-distribution NAV per share of $12.00. The Protected NAV per share of $10.00 was 83.3% of the pre-distribution NAV per share of $12.00 per share and the post-distribution Protected NAV per share is adjusted to $9.17, which is 83.3% of the post-distribution NAV per share. Additional information regarding how the Protected NAV per share is adjusted following a distribution is included in Appendix A. The reduction for extraordinary expenses and extraordinary items from the NAV would have a similar result on the Protected NAV.

In general, protection for the Portfolio means, as the NAV per share for a share class rises, the Protected NAV also rises and becomes the new Protected NAV regardless of whether the share class’ NAV per share subsequently declines or fails to achieve a new high threshold. However, as a share class’ NAV declines towards the Protected NAV, more of the Portfolio’s assets will be comprised of cash and other investments, called the “Protection Component,” as further described below. The fees and expenses that you pay as an owner of a variable insurance contract have no impact on the NAV or the Protected NAV of the Portfolio.

In order to minimize the effect of equity market volatility on the NAV per share for a share class, the Portfolio allocates its assets between two investment components. Through its first component, the “Equity Component,” the Portfolio seeks to achieve growth of capital by investing primarily in common stocks selected for their growth potential. Although the Portfolio may invest in companies of any size, it generally invests in larger, more established companies. The Equity Component may also consist of derivatives such as swaps, futures, and options. Through its second component, the “Protection Component,” the Portfolio seeks to limit downside risk by investing in cash and other investments including, but not limited to, money market instruments, U.S. Treasuries, and other equity market risk reducing instruments, such as short index futures. Due to equity market conditions and the Portfolio’s overall risk profile, the amount of Portfolio assets allocated to the Protection Component may, at times, be significant. The Portfolio’s allocation between the Equity Component and the Protection Component will vary over time. Up to 100% of assets may be allocated to either component.

The portfolio manager applies a “bottom up” approach in choosing common stock investments for the Equity Component. In other words, the portfolio manager looks at companies one at a time to determine if a company is an attractive investment opportunity and if it is consistent with the Portfolio’s investment policies. As part of the Equity Component, the Portfolio may invest in foreign equity and debt securities, which may include investments in emerging markets.

As noted above, the Portfolio may also invest the assets of either component in derivatives, which are instruments that have a value derived from or directly linked to an underlying asset, such as stocks, bonds, commodities, currencies, interest rates, or market indices, as substitutes for securities in which the Portfolio invests. The Portfolio may invest in derivative instruments (by taking long and/or short positions) including, but not limited to, swaps, futures, and over-the-counter and exchange-traded put or call options for various purposes, including hedging, to increase or decrease the Portfolio’s exposure to a particular market, to manage or adjust the risk profile of the Portfolio related to an investment or currency exposure, to earn income and enhance returns, and/or to invest in volatility (such as exposure to a volatility index). The Portfolio’s exposure to derivatives will vary, is not limited to those derivatives listed, and could be significant at times. For more information on the Portfolio’s use of derivatives, refer to the Portfolio’s shareholder reports and Form N-Q reports, which are filed with the Securities and Exchange Commission, when available.

In an effort to protect against significant downward movement of the NAV per share for a share class, the Portfolio has entered into a Capital Protection Agreement with BNP Paribas Prime Brokerage, Inc., a U.S. registered broker-dealer (the “Capital Protection Provider”). Pursuant to the Capital Protection Agreement, under certain conditions, the Capital Protection Provider will provide capital protection to the Portfolio (the “Protection”) in the event that either share class’ NAV per share falls below its Protected NAV. Either share class falling below its Protected NAV will trigger the Protection and liquidation of the Portfolio and each of its share classes, regardless of whether the NAV of the other share class is above its Protected NAV. The Capital Protection Provider has agreed to initially extend $500 million in aggregate protection coverage to the Portfolio with such amount being reviewed periodically to determine whether additional coverage is necessary or available to support the Portfolio’s rising assets (the “Maximum Settlement Amount”). As such, under the Capital Protection Agreement, the NAV of each share class is protected to at least the Protected NAV for such share class, subject to an aggregate limit on the overall payout to the Portfolio of the Maximum Settlement Amount. In the event that the Protection is triggered, meaning at least one share class’ NAV is below its Protected NAV, the Capital Protection Provider is obligated to pay the Portfolio the “Settlement Amount,” which is the lesser of (i) the sum of the shortfall amounts per share class (the “Aggregate Shortfall Amount”) and (ii) the Maximum Settlement Amount. For each share class, the shortfall amount is calculated by first establishing, among those share classes that have a NAV below their Protected NAV, the highest percentage difference among all of those share classes between the Protected NAV per share and the then-current NAV per share, and applying that percentage to each Portfolio share class’ then-current NAV per share. The Aggregate Shortfall Amount is thus allocated on a pro rata basis to each share class.

In order to comply with the terms of the Capital Protection Agreement, the Portfolio must provide certain information to the Capital Protection Provider and the portfolio manager is required to manage the Portfolio within certain risk parameters as identified on a daily basis by the Capital Protection Provider based on a risk allocation methodology. This risk allocation methodology factors in, among other things, market volatility, the Portfolio’s exposure to industries, sectors, or countries, and liquidity of the Portfolio’s holdings. In general, as equity markets are rising, the Portfolio’s allocation to the Equity Component will rise with a goal of taking advantage of any potential future market increase, and as equity markets are falling, the portfolio manager will allocate more of the Portfolio’s assets to the Protection Component in an effort to protect the Portfolio from potential ongoing decreases in the market. The Portfolio’s asset allocation will vary over time depending on equity market conditions and the portfolio composition. As a result, the Portfolio’s allocation to each investment component could change as frequently as daily, resulting in a higher portfolio turnover rate than other mutual funds.

The Capital Protection Agreement has an initial term of 10 years and may be extended for additional 10-year terms by mutual agreement of the Portfolio and the Capital Protection Provider. Under certain circumstances, the Capital Protection Agreement may be terminated prior to the expiration of any effective term, which in any case would become the “Termination Date.” Only shareholders who hold their shares on such Termination Date are entitled to receive the Protected NAV from the Portfolio on the Termination Date. In the event of such termination of the Capital Protection Agreement, the Portfolio will terminate and will commence the liquidation process and the Capital Protection Provider will pay the Portfolio any amounts due related to the Protection. This Prospectus serves as advance notice to you of any such liquidation process. There are limited circumstances in which the Protection also terminates on the Termination Date, meaning the Capital Protection Provider is not obligated to pay any amounts to the Portfolio even where the NAV of a share class is below its Protected NAV. These circumstances are described further below under “Principal Investment Risks” as “Capital Protection Termination Risk.”

In the event the Protection is triggered and the Portfolio proceeds to liquidation, the Portfolio’s assets will no longer be managed in accordance with the investment objective and principal investment strategies described herein. Rather, the Portfolio’s assets will be converted to cash and cash equivalents and the proceeds, together with the payment from the Capital Protection Provider, if any, will be managed in an effort to maintain at least the Portfolio’s NAV as of the Termination Date. As such, the portfolio manager may decide to maintain the Portfolio’s cash position and/or invest in similar investments, including, but not limited to, overnight repurchase agreements. While the Portfolio is intended to be managed by the portfolio manager to maintain the NAV as of the Termination Date, it is important to understand that after the Termination Date, your investment will no longer be protected at 80% of the highest NAV attained by your share class, and as a result, you could lose money. The Portfolio’s assets will remain in cash and cash equivalents until the Portfolio is liquidated, which will occur as soon as practicable after the Termination Date, but no later than 120 days after the Termination Date.

It is important to understand that the Capital Protection Agreement is a financial product that is intended to protect the Portfolio against significant market declines and does not in any way constitute any form of insurance. The Capital Protection Agreement and the Protection it offers is separate from, and unrelated to, any benefit provided by the insurance company or qualified plan through which you hold your shares. In addition, the Capital Protection Provider is not an insurance company or an insurance provider, nor is it acting as an adviser or subadviser for the Portfolio.

Principal Investment Risks	jas906185_PrincipalInvestmentRisksAbstract
Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The biggest risk is that the Portfolio’s returns will vary, and you could lose money, despite the Capital Protection Agreement. Common stocks tend to be more volatile than many other investment choices. Because the NAV per share for a share class is protected to at least 80%, and not 100%, of its highest attained NAV since the inception of the share class (as reduced to account for dividends, distributions, any extraordinary expenses, and certain extraordinary items), it is possible that in the event that equity markets fall, you could lose money, even if the Protection is triggered. In addition, if the Capital Protection Agreement does not work as intended or has been terminated, you could lose money. Because the Protected NAV is reduced by dividends, distributions, any extraordinary expenses, and certain extraordinary items, the amount of Protection could be less than 80% of the highest attained NAV for your class of shares, meaning the Protected NAV does not become a static number that only increases. To the extent that the protected amount owed to the Portfolio exceeds the Maximum Settlement Amount ($500 million), none of the Portfolio, Janus Capital, any affiliate thereof, or any insurance company or other financial intermediary offering the shares will cover any shortfall amount, so you could lose money including amounts that would have otherwise been protected.

The Protected NAV for each share class will be posted on the Janus websites at janus.com/variable-insurance. Any change to the Protected NAV is expected to be updated within one business day. Because either share class falling below its Protected NAV can alone trigger the Protection and liquidation of the Portfolio, shareholders should review the Protected NAV for each share class prior to purchasing shares of this Portfolio, keeping in mind that each share class has different fees and expenses that impact the NAV.

Allocation Risk. Because there are risk parameters within which the portfolio manager must manage the Portfolio’s assets in order to maintain the Protection, the Portfolio’s ability to take certain investment actions that the portfolio manager might otherwise take may be limited. More specifically, complying with the provisions of the Capital Protection Agreement may impact the Portfolio’s allocation of assets to and within the Equity Component during the life of the Portfolio, may not allow the Portfolio to be fully invested in the Equity Component, and/or may affect the portfolio manager’s ability to respond to changing equity market conditions. This could limit the Portfolio’s ability to capture certain market gains when the allocations are more heavily weighted to the Protection Component. Conversely, as equity markets are rising or displaying signs of relative stability, the Portfolio may have more of the portfolio weighted towards assets considered to have higher risk which could increase the potential for loss of return for the Portfolio. Generally, the risk parameters may lead the portfolio manager to take certain investment actions that he otherwise would not take when allocating the Portfolio’s assets between and within the Equity Component and the Protection Component. This allocation process can have an adverse effect on the performance of the Portfolio, especially during periods of increased equity market volatility. The risk allocation methodology is designed so that the NAV of each share class does not fall below its Protected NAV and, if successful, protection payments are not triggered. It is possible, however, that the risk allocation methodology may not work as designed or intended and may cause the Portfolio to trigger the Protection, resulting in the termination of the Portfolio. In addition, the allocation of the Portfolio’s assets between and within the Equity Component and the Protection Component will likely result in a high portfolio turnover rate and additional transaction costs, such as brokerage commissions, which can impact the Portfolio’s returns. Because the portfolio manager allocates the Portfolio’s assets between and within the Equity Component and Protection Component daily according to a risk allocation methodology, there is the risk that a sudden intraday market drop may occur before the Portfolio’s Equity Component exposure can be reduced. Additionally, if the Portfolio fails to allocate its assets according to the risk allocation methodology, the Capital Protection Provider will have the option to terminate the Capital Protection Agreement, resulting in the Portfolio allocating 100% of its assets solely to cash and the commencement of the Portfolio’s liquidation process. Under these circumstances, the Capital Protection Provider will pay any amounts it is obligated to pay to the Portfolio.

Market Underperformance Risk. The Portfolio’s use of the risk allocation methodology and the resulting allocation between and within the Equity Component and the Protection Component may cause the Portfolio to underperform its primary benchmark and/or other similarly situated growth funds. This underperformance may be a result of the portfolio manager’s inability to reallocate Portfolio assets to respond to rising equity market conditions as quickly as another fund that invests primarily in equity securities. In addition, to maintain compliance with the risk parameters, the Portfolio may need to liquidate a position, or forego an investment that could have otherwise contributed to Portfolio performance. Under certain circumstances, the Capital Protection Agreement may require that all of the Portfolio’s assets be fully allocated to the Protection Component, thus limiting the upside potential for Portfolio returns during this period. The use of the risk allocation methodology may also impact the Portfolio’s performance in the event that it does not work as intended, potentially subjecting the Portfolio to additional expenses as a result of increased trading or allocating a larger portion of the Portfolio’s assets than necessary to either the Equity Component or Protection Component. Because the Portfolio may reallocate its assets between and within the Equity Component and the Protection Component as frequently as daily, the Portfolio’s reallocation will likely cause it to experience an increase in its portfolio turnover rate resulting in higher costs, which may have a negative effect on the Portfolio’s performance, particularly during periods of relative instability in equity markets. The Portfolio’s payment of the capital protection fee to the Capital Protection Provider may also result in the Portfolio underperforming its primary benchmark and/or other similarly situated growth funds that do not pay a protection fee.

Capital Protection Termination Risk. There is a risk that the Protection could terminate without any obligation of the Capital Protection Provider or the Parent Guarantor to make payment to the Portfolio. The terms and conditions of the Capital Protection Agreement are designed to protect against certain market risks inherent in any equity investment. It does not protect against certain actions or omissions that constitute gross negligence, fraud, bad faith, willful misconduct, or a criminal act on the part of the Portfolio, Janus Capital or certain key employees of Janus Capital, or the Portfolio’s custodian, that negatively impacts a share class’ NAV. Such events will result in the termination of the Protection without any obligation by the Capital Protection Provider, and therefore by the Parent Guarantor, to make any payment to the Portfolio. The Portfolio will commence the liquidation process in these events, and shareholders who continue to hold shares after the Termination Date will not receive the Protected NAV but will instead receive the Portfolio’s then-current NAV at the time their shares are redeemed, which may be lower than the Protected NAV and lower than the price per share of the shareholder’s initial investment. None of the Portfolio, Janus Capital, any affiliate thereof, or any insurance company or other financial intermediary offering the shares is obligated to make any payment to the Portfolio or cover any shortfall. Therefore, in the event that the Protection is terminated as a result of such events, you could lose money as a result of the Portfolio losing the Protection under the Capital Protection Agreement, including amounts that would have otherwise been protected. This means that you could receive less than 80% of your investment and will not be reimbursed for any amounts paid under the Capital Protection Agreement.

Early Termination Events Risk. While the Capital Protection Agreement has an initial 10-year term that may be extended, there is a risk that the Capital Protection Agreement could terminate earlier under various scenarios at the option of the Capital Protection Provider, which are considered Early Termination Events. In such events, the Capital Protection Provider will be obligated to make the payment of the Settlement Amount, if due, to the Portfolio and the Portfolio will commence the liquidation process. On the Termination Date, shareholders receive the higher of their Protected NAV or the then-current NAV for their share class, which will include any Settlement Amount due to the Portfolio. Examples of “Early Termination Events” include, but are not limited to (1) if the Portfolio, Janus Capital, or the Portfolio’s custodian, fails to comply with certain terms and conditions of the Capital Protection Agreement, including the failure to reallocate Portfolio assets when such assets fall outside the specified risk parameters, or (2) if the aggregate value of the Portfolio’s shares outstanding results in the Protection exceeding the Maximum Settlement Amount. The Portfolio is also expected to liquidate and the Capital Protection Agreement will terminate if, pursuant to the terms of the Capital Protection Agreement, the Protection is triggered. In addition, to the extent that the introduction of laws or a change of law, in each case, not known as of the date of the Capital Protection Agreement, results in a new or increased cost of capital or collateral for the Capital Protection Provider or its parent company, the Portfolio’s Board of Trustees will make a determination whether to approve the Portfolio paying such increased costs to the Capital Protection Provider or to terminate the Capital Protection Agreement. Only shareholders who hold their shares on the Termination Date are entitled to receive the Protected NAV from the Portfolio on the Termination Date. Shareholders who redeem prior to the Termination Date receive the then-current NAV which will be higher than the Protected NAV for their share class and will not include any payment of the Protection.

Maximum Settlement Amount Risk. The Capital Protection Agreement currently covers the outstanding shares of each class of shares offered by the Portfolio having an aggregate protected amount up to an initial value of $500 million. If the Maximum Settlement Amount exceeds $500 million without any additional coverage being extended to the Portfolio, the Capital Protection Provider will not be liable for any Settlement Amount payment in excess of $500 million. None of the Portfolio, Janus Capital, any affiliate thereof, or any insurance company or other financial intermediary offering the shares will be responsible for any portion of the Settlement Amount, including any amounts which may exceed the Maximum Settlement Amount. Therefore, although the Protection applies, you could lose money to the extent the Aggregate Shortfall Amount exceeds the Maximum Settlement Amount including amounts that would have otherwise been protected. This means that you could receive less than 80% of your investment. In any event, as the Portfolio’s assets grow, the Portfolio intends to take such actions as may be deemed necessary, including limiting shareholder purchases, to limit the Aggregate Shortfall Amount to a level so that it does not exceed the Maximum Settlement Amount, but there is no guarantee that such efforts will be successful. There is no guarantee that the Capital Protection Provider will agree to extend coverage beyond $500 million.

Liquidation Risk. Although the risk allocation methodology is designed so that the NAV of each share class does not fall below its Protected NAV, there is the possibility that the risk allocation methodology may not work as designed or redemptions, particularly a large redemption, may impact the allocation process, and the NAV of either share class falls below its Protected NAV. If this happens, it is expected that the Portfolio will receive payment of the Settlement Amount from the Capital Protection Provider, if due, and commence the liquidation process as soon as possible following the event. The NAV of one share class falling below its Protected NAV will result in the Protection being triggered and, as a result, the liquidation of the entire Portfolio, even though the NAV of the other share class remains at or above its Protected NAV. Other events described in this Prospectus may, at the discretion of the Portfolio or Capital Protection Provider, as applicable, also terminate the Capital Protection Agreement resulting in payment of the Settlement Amount and liquidation of the Portfolio. In the event the Protection is triggered and the Portfolio begins the liquidation process, no other purchases will be permitted (except automated or scheduled purchases, as permitted by Janus Capital), and the payment of redemption proceeds may be temporarily suspended (not to exceed seven calendar days), likely from the day the Protection is triggered. As the Portfolio proceeds to liquidation, shareholders will receive the higher of their Protected NAV or the then-current NAV for their share class, which will include any Settlement Amount due to the Portfolio. Redemptions are taxable events. This Prospectus serves as advance notice to shareholders of any rejection of purchases, suspension of the payment of redemption proceeds, and liquidation of the Portfolio. In the event that the Capital Protection Agreement is terminated and the Portfolio begins the liquidation process, Janus Capital will make such information available at janus.com/variable-insurance. Notice of the Portfolio liquidation will otherwise be provided by the insurance company or qualified plan through which you hold your shares.

Liquidation Strategy Risk. In addition, beginning on the Termination Date, the Portfolio’s assets will be converted to cash and cash equivalents and the proceeds, together with the payment from the Capital Protection Provider, if any, will be managed as cash or similar investments in an effort to maintain the Portfolio’s NAV. Because there is no guarantee that this strategy will be successful in maintaining the Portfolio’s NAV and because the capital protection will no longer be in place for the Portfolio, you could lose money, including money that was previously protected. Since the Portfolio may not liquidate for up to 120 days after the Termination Date, shareholders could receive a NAV below the Protected NAV.

Opportunity Cost Risk. It is possible that under the terms of the Capital Protection Agreement, the Portfolio’s allocation to the Equity Component could drop to a low level or be eliminated altogether, especially during periods of heightened volatility in equity markets. This would reduce the Portfolio’s ability to participate in upward equity market movements, and therefore, represents loss of opportunity compared to a portfolio that is fully invested in equity securities.

Counterparty Risk (Capital Protection Provider and its Parent Company). A shareholder’s ability to receive the Protected NAV from the Portfolio is dependent on the Portfolio’s ability to collect the Settlement Amount from the Capital Protection Provider pursuant to the terms of the Capital Protection Agreement or from the Capital Protection Provider’s parent under a separate parent guaranty. Portfolio transactions involving a counterparty, such as the Capital Protection Provider, are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Portfolio (“counterparty risk”). Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. As such, the Portfolio’s ability to benefit from the Protection may depend on the Capital Protection Provider’s, as well as its parent company’s, financial condition. As an added measure of protection, BNP Paribas, the parent company of the Capital Protection Provider, has issued an absolute, irrevocable and continuing guaranty pursuant to which it guarantees any and all financial obligations of the Capital Protection Provider under the Capital Protection Agreement. There is, however, a risk that the Capital Protection Provider’s parent company may not fulfill its obligations under the guaranty it has issued.

Market Risk. The value of the Portfolio’s holdings may decrease if the value of an individual company or security, or multiple companies or securities, in the portfolio decreases or if the portfolio manager’s belief about a company’s intrinsic worth is incorrect. Further, regardless of how well individual companies or securities perform, the value of the Portfolio’s holdings could also decrease if there are deteriorating economic or market conditions. The Portfolio’s use of the risk allocation methodology is intended to protect against significant downward movement of the NAV per share for a share class, particularly in times of heightened volatility in the equity markets, but the methodology may not protect the Portfolio if equity markets take a sudden and/or significant fall.

Growth Securities Risk. The Portfolio invests in companies after assessing their growth potential. Securities of companies perceived to be “growth” companies may be more volatile than other stocks and may involve special risks. If the portfolio manager’s perception of a company’s growth potential is not realized, the securities purchased may not perform as expected, reducing the Portfolio’s return. In addition, because different types of stocks tend to shift in and out of favor depending on market and economic conditions, “growth” stocks may perform differently from the market as a whole and other types of securities.

Derivatives Risk. Derivatives can be highly volatile and involve risks in addition to the risks of the underlying referenced securities. Gains or losses from a derivative can be substantially greater than the derivative’s original cost, and can therefore involve leverage. Derivatives can be complex instruments and may involve analysis that differs from that required for other investment types used by the Portfolio. If the value of a derivative does not correlate well with the particular market or other asset class to which the derivative is intended to provide exposure, the derivative may not produce the anticipated result. Derivatives can also reduce the opportunity for gain or result in losses by offsetting positive returns in other investments. Derivatives can be less liquid than other types of investments and entail the risk that the counterparty will default on its payment obligations to the Portfolio. If the counterparty to a derivative transaction defaults, such as the Capital Protection Provider or Parent Guarantor, the Portfolio would risk the loss of the net amount of the payments that it contractually is entitled to receive. To the extent the Portfolio enters into short derivative positions, the Portfolio may be exposed to risks similar to those associated with short sales, including the risk that the Portfolio’s losses are theoretically unlimited.

Foreign Exposure Risk. The Portfolio may have exposure to foreign markets, including emerging markets, which can be more volatile than the U.S. markets. As a result, its returns and net asset value may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country. In some foreign markets, there may not be protection against failure by other parties to complete transactions. It may not be possible for the Portfolio to repatriate capital, dividends, interest, and other income from a particular country or governmental entity. In addition, a market swing in one or more countries or regions where the Portfolio has invested a significant amount of its assets may have a greater effect on the Portfolio’s performance than it would in a more geographically diversified portfolio. The Portfolio’s investments in emerging market countries may involve risks greater than, or in addition to, the risks of investing in more developed countries.

Emerging Markets Risk. The risks of foreign investing mentioned above are heightened when investing in emerging markets. Emerging markets securities involve a number of additional risks, which may result from less government supervision and regulation of business and industry practices (including the potential lack of strict finance and accounting controls and standards), stock exchanges, brokers, and listed companies, making these investments potentially more volatile in price and less liquid than investments in developed securities markets, resulting in greater risk to investors. There is a risk in developing countries that a future economic or political crisis could lead to price controls, forced mergers of companies, expropriation or confiscatory taxation, seizure, nationalization, or creation of government monopolies, any of which may have a detrimental effect on the Portfolio’s investments. In addition, the Portfolio’s investments may be denominated in foreign currencies and therefore, changes in the value of a country’s currency compared to the U.S. dollar may affect the value of the Portfolio’s investments. To the extent that the Portfolio invests a significant portion of its assets in the securities of issuers in or companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region, which could have a negative impact on the Portfolio’s performance. Some of the risks of investing directly in foreign and emerging market securities may be reduced when the Portfolio invests indirectly in foreign securities through various other investment vehicles including derivatives, which also involve specialized risks.

Portfolio Turnover Risk. Increased portfolio turnover may result in higher costs, which may have a negative effect on the Portfolio’s performance. In addition, higher portfolio turnover may result in the acceleration of capital gains and the recognition of greater levels of short-term capital gains, which are taxed at ordinary federal income tax rates when distributed to shareholders. The risk allocation methodology utilized by the Portfolio will likely increase the level of portfolio turnover.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	The biggest risk is that the Portfolio’s returns will vary, and you could lose money, despite the Capital Protection Agreement.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
PERFORMANCE INFORMATION	jas906185_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The Portfolio does not have a full calendar year of operations. Performance information for certain periods will be included in the Portfolio’s first annual and/or semiannual report.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Portfolio does not have a full calendar year of operations.
Janus Aspen Protected Series - Growth | Service Shares | Service Shares
ANNUAL FUND OPERATING EXPENSES	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.64%
Distribution/Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	1.17%	[1]
Capital Protection Fee	rr_Component1OtherExpensesOverAssets	0.75%
Remaining Other Expenses	rr_Component2OtherExpensesOverAssets	0.42%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.06%	[3]
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	0.27%	[3]
Net Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.79%	[3]
EXAMPLE:	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Service Shares
1 Year	rr_ExpenseExampleYear01	209
3 Years	rr_ExpenseExampleYear03	646

[1]	Since the Portfolio is new, Other Expenses are based on the estimated expenses that the Portfolio expects to incur in its initial fiscal period.
[2]	Janus Capital has contractually agreed to waive the Portfolio's total annual fund operating expenses (excluding brokerage commissions; interest; dividends; taxes; and extraordinary expenses including, but not limited to, acquired fund fees and expenses) to between 1.38% and 1.53%, depending on the amount of the capital protection fee. The contractual waiver may be terminated or modified prior to May 1, 2013 only at the discretion of the Portfolio's Board of Trustees.
[3]	Janus Capital has contractually agreed to waive the Portfolio's total annual fund operating expenses (excluding the distribution and shareholder servicing fees; brokerage commissions; interest; dividends; taxes; and extraordinary expenses including, but not limited to, acquired fund fees and expenses) to between 1.38% and 1.53%, depending on the amount of the capital protection fee. The contractual waiver may be terminated or modified prior to May 1, 2013 only at the discretion of the Portfolio's Board of Trustees.